As filed with the Securities and Exchange Commission on April 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03802

LEHMAN BROTHERS INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
Lehman Brothers Income Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

January 31, 2009 Schedule of Investments Neuberger Berman California Tax-Free Money Fund (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)
California (95.8%)
100	ABAG Fin. Au. for Nonprofit Corp. Rev. (San Francisco Univ.), Ser. 2005-A, (LOC: Allied Irish Bank), 0.33%, due 2/5/09	100	µß
100	California Ed. Fac. Au. Rev. (Floater Cert.), Ser. 2001-487, (LOC: Morgan Stanley), 0.70%, due 2/5/09	100	µ
100	California Muni. Fin. Au. Rev. (Notre Dame High Sch.), Ser. 2007, (LOC: Comerica Bank), 0.43%, due 2/5/09	100	µß
100	California Statewide CDA Rev. (Trinity Children & Family), Ser. 2002, (LOC: Citizens Bank), 0.25%, due 2/4/09	100	µßoo
100	Contra Costa Wtr. Dist. Wtr. Rev. (Floaters), Ser. 2002-750, (FSA Insured), 0.95%, due 2/5/09	100	µy
100	Riverside Co. Hsg. Au. Multi-Family Hsg. Mtge. Ref. Rev. (Mountain View Apts.), Ser. 1995-A, (LOC: Redlands Federal Savings & Loan), 0.29%, due 2/4/09	100	µpp
100	Sacramento Co. Sanitation Dist. Fin. Au. Rev. Muni. Sec. Trust Receipts, Ser. 2008-47A, (FGIC Insured), 0.50%, due 2/5/09	100	µcc
100	San Francisco City & Co. Redev. Agcy. Comm. Fac. Dist. Spec. Number 7 (Hunters Point), Ser. 2005-A, (LOC: KBC Bank), 0.33%, due 2/5/09	100	µ
100	San Jose Redev. Agcy. Rev. (Sub Merged Area Redev. Proj.), Ser. 2003-B, (LOC: JP Morgan Chase), 0.25%, due 2/4/09	100	µ
100	Sequoia Union High Sch. Dist. (Floaters), Ser. 2007-2160, (FSA Insured), 0.45%, due 2/5/09	100	µjj
100	Union City Multi-Family Rev. (Floater), Ser. 2007-122G, (LOC: Goldman Sachs), 1.00%, due 2/5/09	100	µ
100	Western Riverside Co. Reg. Wastewater Au. Rev. (Reg. Wastewater Treatment), Ser. 1996, (LOC: Dexia Credit Locale de France), 1.00%, due 2/2/09	100	µ
		1,200
Puerto Rico (8.0%)
100	Puerto Rico Commonwealth Hwy. & Trans. Au. Hwy. Rev. (Floaters), Ser. 2008-007, (FSA Insured), 3.77%, due 2/5/09	100	µp
	Total Investments (103.8%)	1,300
	Liabilities, less cash, receivables and other assets [(3.8%)]	(48)
	Total Net Assets (100.0%)	$1,252

See Notes to Schedule of Investments

January 31, 2009 Schedule of Investments Neuberger Berman Cash Reserves (UNAUDITED)

PRINCIPAL AMOUNT		VALUE††
($000's omitted)		($000's omitted)
Certificates of Deposit (2.6%)
10,000	Australia & New Zealand Banking Group, Ltd., 0.25%, due 2/18/09	9,999
10,000	Lloyds Bank PLC, Yankee CD, 1.44%, due 3/19/09	10,007
10,000	Svenska Handelsbanken AB, Yankee CD, 0.85%, due 4/8/09	10,002
	Total Certificates of Deposit	30,008
Commercial Paper (70.0%)
Asset-Backed Securities (43.8%)
20,000	Amstel Funding Corp., 1.00%, due 2/13/09	19,994	ñ
10,000	Antalis US Funding Corp., 2.50%, due 3/5/09	9,978	ñ
20,000	Atlantic Asset Securitization Corp., 0.60% & 1.00%, due 3/3/09 & 4/16/09	19,980	ñ
20,000	Barton Capital Corp., 0.40% & 1.20%, due 2/11/09 & 4/13/09	19,989	ñ
20,000	Cancara Asset Securitization Ltd., 0.70% & 1.00%, due 4/9/09 & 4/22/09	19,965	ñ
20,000	Chariot Funding LLC, 0.25% & 0.35%, due 2/12/09 & 4/15/09	19,992	ñ
20,000	Charta LLC, 0.60% & 1.30%, due 2/23/09 & 4/6/09	19,982	ñ
20,000	Ciesco LLC, 0.35% & 0.40%, due 2/5/09 & 4/6/09	19,993	ñ
20,000	CRC Funding LLC, 0.25% & 1.30%, due 2/24/09 & 3/4/09	19,987	ñ
10,000	Edison Asset Securitization LLC, 0.65%, due 2/9/09	9,999	ñ
20,000	Fairway Finance Corp., 0.25% & 0.36%, due 2/9/09 & 2/17/09	19,998	ñ
25,000	Grampian Funding LLC, 0.43% & 0.52%, due 2/3/09 & 2/13/09	24,998	ñ
20,000	Jupiter Securitization Corp., 0.25% & 1.20%, due 2/10/09 & 2/12/09	19,996	ñ
20,000	Matchpoint Master Trust, 0.50%, due 4/6/09	19,983	ñ
20,000	Nordea NA, Inc., 0.37% & 0.52%, due 3/26/09 & 4/21/09	19,984
20,000	Old Line Funding LLC, 0.40%, due 2/20/09	19,996	ñ
20,000	Park Avenue Receivables Corp., 0.30% & 0.35%, due 2/23/09 & 3/5/09	19,995	ñ
15,000	Regency Markets No. 1 LLC, 1.20%, due 3/10/09	14,982	ñ
20,000	Sheffield Receivables Corp., 0.50% & 1.15%, due 2/9/09 & 3/13/09	19,993	ñ
20,000	Societe Generale NA, 0.35%, due 2/17/09	19,997
20,000	Solitaire Funding LLC, 0.50%, due 2/26/09	19,993	ñ
20,000	Tempo Finance Ltd., 0.30% & 0.40%, due 2/12/09 & 2/13/09	19,998	ñ
20,000	Thames Asset Securitization LLC, 0.50% & 0.85%, due 2/9/09 & 4/20/09	19,981	ñ
15,000	Thunder Bay Funding, Inc., 0.40%, due 3/16/09	14,993	ñ
20,000	Tulip Funding Corp., 0.25% & 1.50%, due 2/5/09 & 2/6/09	19,999	ñ
21,163	Yorktown Capital LLC, 0.30%, due 3/17/09	21,155	ñ
		495,900
Banking/Domestic (1.7%)
20,000	Variable Funding Capital Co., LLC, 0.30% & 0.45%, due 2/3/09 & 2/23/09	19,997	ñ
Banking/Foreign (24.5%)
10,000	Allied Irish Banks PLC, 1.14%, due 3/2/09	9,991	ñ
10,000	Amsterdam Funding Corp., 0.50%, due 4/6/09	9,991	ñ
10,000	Australia & New Zealand Banking Group, Ltd., 0.66%, due 4/14/09	9,987	ñ
15,000	Bank of Ireland, 1.21%, due 2/17/09	14,992	ñ
20,000	Bank of Nova Scotia, 0.34%, due 2/20/09	19,997
20,000	Calyon NA, Inc., 0.83%, due 4/22/09	19,964
20,000	CBA (Delaware) Finance, Inc., 0.63% & 0.73%, due 4/16/09 & 4/20/09	19,971
20,000	Danske Corp., 0.44% & 0.66%, due 2/26/09 & 4/14/09	19,984	ñ
15,000	Dexia Delaware LLC, 0.90%, due 3/20/09	14,983
20,000	ING (US) Funding LLC, 0.34% & 0.90%, due 2/25/09 & 4/22/09	19,978
20,000	Kitty Hawk Funding Corp., 0.30% & 0.60%, due 3/20/09 & 4/23/09	19,983	ñ
20,000	National Australia Funding, 0.64%, due 4/20/09	19,973	ñ
20,000	Picaros Funding LLC, 1.25% & 2.25%, due 3/3/09 & 3/6/09	19,971	ñ
27,500	Royal Bank of Canada, 0.22%, due 4/21/09	27,487
14,825	Royal Bank of Scotland, 1.10%, due 2/17/09	14,818	ñ
15,000	UBS Finance, Inc., 0.92% & 1.05%, due 2/23/09 & 3/23/09	14,984
		277,054
	Total Commercial Paper	792,951
Repurchase Agreements (27.4%)
234,700	Goldman Sachs Repurchase Agreement, 0.29%, due 2/2/09, dated 1/30/09, Maturity Value $234,705,672, Collateralized by $94,709,000, Fannie Mae, 4.65%, due 11/15/12 and $130,227,400 U.S. Treasury Inflation Index Bond, 2.63%, due 7/15/17 (Collateral Value $240,156,597)	234,700
75,000	RBC Capital Repurchase Agreement, 0.30%, due 2/2/09, dated 1/30/09, Maturity Value $75,001,875, Collateralized by $16,390,937, Government National Mortgage Association, 5.00% & 5.50%, due 1/20/34 & 1/15/39 $104,957,796 Fannie Mae, 4.75%-7.00%, due 2/1/18 - 3/1/38, $38,927,781, Freddie Mac, 4.50%-6.50%, due 7/1/17 - 2/1/38 (Collateral Value $76,500,000)	75,000
	Total Repurchase Agreements	309,700
	Total Investments (100.0%)	1,132,659
	Liabilities, less cash, receivables and other assets [(0.00%)]	(347)
	Total Net Assets (100.0%)	$1,132,312

See Notes to Schedule of Investments

January 31, 2009

Schedule of Investments Neuberger Berman Core Bond Fund

(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted) ($000's omitted)
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (4.7%)
115	U.S. Treasury Bonds, 4.50%, due 5/15/38	134
2,706	U.S. Treasury Inflation Index Notes, 2.38%, due 4/15/11 & 1/15/17	2,751
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $2,780)	2,885
Mortgage-Backed Securities (61.4%)
Adjustable Rate Mortgages (17.1%)
12	ACE Securities Corp., Ser. 2006-FM1, Class A2A, 0.43%, due 2/25/09	12	µØØ
205	ACE Securities Corp., Ser. 2006-FM1, Class A2B, 0.48%, due 2/25/09	137	µØØ
291	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.33%, due 2/2/09	176	µØØ
332	Banc of America Funding Corp., Ser. 2006-A, Class 3A2, 5.84%, due 2/2/09	160	µØØ
63	Banc of America Funding Corp., Ser. 2006-G, Class 2A2, 0.44%, due 2/20/09	55	µØØ
102	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.58%, due 2/20/09	44	µØØ
354	Bear Stearns ALT-A Trust, Ser. 2007-2, Class 2A1, 5.57%, due 2/2/09	188	µØØ
144	Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.47%, due 2/2/09	77	µØØ
330	Carrington Mortgage Loan Trust, Ser. 2006-NC3, Class A3, 0.54%, due 2/25/09	160	µØØ
220	Carrington Mortgage Loan Trust, Ser. 2006-NC4, Class M2, 0.71%, due 2/25/09	9	µØØ
37	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.85%, due 2/25/09	28	µØØ
110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.76%, due 2/25/09	31	µØØ
485	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.02%, due 2/2/09	317	µ
165	Countrywide Alternative Loan Trust, Ser. 2006-0C9, Class A2B, 0.63%, due 2/25/09	21	µØØ
401	Countrywide Asset-Backed Certificates, Ser. 2007-7, Class 2A1, 0.47%, due 2/25/09	354	µØØ
343	Countrywide Asset-Backed Certificates, Ser. 2007-BC2, Class 2A1, 0.48%, due 2/25/09	307	µØØ
106	Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 0.59%, due 2/25/09	87	µØØ
478	Countrywide Asset-Backed Certificates, Ser. 2006-IM1, Class A2, 0.63%, due 2/25/09	280	µØØ
214	Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class A3, 0.66%, due 2/25/09	165	µØØ
135	Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV6, 1.09%, due 2/25/09	3	µØØ
188	Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A, 0.57%, due 2/17/09	65	µØØ
390	Countrywide Home Loans Mortgage Pass-Through Trust, Ser. 2007-HYB2, Class 2A1, 5.37%, due 2/2/09	204	µØØ
150	Credit Suisse Mortgage Capital Certificates, Ser. 2007-TF2A, Class A1, 0.51%, due 2/17/09	121	ñµØØ
360	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB6, Class A22, 0.48%, due 2/25/09	319	µØØ
266	Credit-Based Asset Servicing and Securitization, Ser. 2007-SP2, Class A1, 0.54%, due 2/25/09	221	ñµØØ
800	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3, Class AV3, 0.56%, due 2/25/09	595	µØØ
98	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2, 0.65%, due 2/25/09	82	µØØ
51	Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3, 1.08%, due 2/17/09	29	µØØ
35	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.63%, due 2/25/09	31	µØØ
126	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.61%, due 2/25/09	113	µØØ
289	First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2006-FF4, Class A2, 0.58%, due 2/25/09	219	µØØ
5	First Franklin Mortgage Loan Trust, Asset-Backed Certificates, Ser. 2004-FFH3, Class 2A1, 0.77%, due 2/25/09	5	µØØ
436	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%, due 2/2/09	327	µØØ
227	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.59%, due 2/2/09	122	µØØ
360	GSAMP Trust, Ser. 2006-HE6, Class A3, 0.54%, due 2/25/09	147	µØØ
280	GSAMP Trust, Ser. 2006-HE6, Class M2, 0.70%, due 2/25/09	7	µØØ
323	GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 5.02%, due 2/2/09	184	µØØ
511	GSR Mortgage Loan Trust, Ser. 2007-AR1, Class 2A1, 6.00%, due 2/2/09	292	µØØ
417	Harborview Mortgage Loan Trust, Ser. 2006-3, Class 1A1A, 6.32%, due 2/2/09	218	µØØ
105	Household Home Equity Loan Trust, Ser. 2006-1, Class A1, 0.52%, due 2/20/09	62	µØØ
127	Household Home Equity Loan Trust, Ser. 2006-2, Class A2, 0.54%, due 2/20/09	84	µØØ
302	HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 6.13%, due 2/2/09	168	µØØ
195	HSI Asset Securitization Corp. Trust, Ser. 2006-WMC1, Class A2, 0.49%, due 2/25/09	82	µØØ
424	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.48%, due 2/25/09	373	µØØ
62	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 5.74%, due 2/2/09	31	µØØ
526	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR11, Class 2A1, 5.77%, due 2/2/09	273	µØØ
139	IndyMac Loan Trust, Ser. 2005-L2, Class A1, 0.61%, due 2/25/09	92	µØØ
425	IndyMac Seconds Asset-Backed Trust, Ser. 2006-2B, Class A, 0.56%, due 2/25/09	183	µØØ
24	JP Morgan Alternative Loan Trust, Ser. 2006-A3, Class 1A2, 0.46%, due 2/25/09	22	µØØ
60	JP Morgan Alternative Loan Trust, Ser. 2006-A2, Class 1A2, 0.47%, due 2/25/09	57	µØØ
97	JP Morgan Alternative Loan Trust, Ser. 2006-S4, Class A1B, 0.47%, due 2/25/09	94	µØØ
8	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-FL1A, Class A1, 0.44%, due 2/17/09	8	ñµØØ
340	JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV3, 0.49%, due 2/25/09	311	µØØ
789	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 5.11%, due 2/2/09	704	µ
642	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 1.68%, due 4/14/09	2	ñµØØ
371	Merrill Lynch First Franklin Mortgage Loan, Ser. 2007-2, Class A2A, 0.50%, due 2/25/09	340	µØØ
42	Morgan Stanley Capital I, Ser. 2004-WMC3, Class B3, 3.09%, due 2/25/09	1	µØØ
249	MortgageIT Trust, Ser. 2005-3, Class A1, 0.69%, due 2/25/09	126	µØØ
96	MSCC Heloc Trust, Ser. 2003-2, Class A, 0.65%, due 2/25/09	59	µØØ
298	Nomura Asset Acceptance Corp., Ser. 2007-2, Class A1A, 0.51%, due 2/25/09	172	µØØ
272	Opteum Mortgage Acceptance Corp., Ser. 2005-3, Class A1B, 0.65%, due 2/25/09	225	µØØ
640	Option One Mortgage Loan Trust, Ser. 2006-2, Class 2A2, 0.49%, due 2/25/09	563	µØØ
80	Popular ABS Mortgage Pass-Through Trust, Ser. 2006-E, Class A1, 0.48%, due 2/25/09	71	µØØ
315	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 5.60%, due 2/2/09	176	µ
417	Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 5.95%, due 2/2/09	213	µ
150	Residential Accredit Loans, Inc., Ser. 2006-QO7, Class 3A2, 0.59%, due 2/25/09	45	µØØ
17	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 1.07%, due 2/25/09	7	µØØ
45	Residential Asset Mortgage Products, Inc., Ser. 2003-RS3, Class AII, 1.11%, due 2/25/09	26	µØØ
9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.93%, due 2/25/09	4	µØØ
4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 1.07%, due 2/25/09	3	µØØ
24	Thornburg Mortgage Securities Trust, Ser. 2006-2, Class A1B, 0.44%, due 2/25/09	24	µØØ
60	Wachovia Asset Securitization, Inc., Ser. 2003-HE3, Class A, 0.64%, due 2/25/09	44	µØØ
		10,557

Fannie Mae (29.1%)
391	Pass-Through Certificates, 6.00%, due 11/1/15 & 2/1/38	405
3,347	Pass-Through Certificates, 5.00%, due 3/1/21 – 8/1/38	3,415
113	Pass-Through Certificates, 8.50%, due 4/1/34	122
6,317	Pass-Through Certificates, 5.50%, due 11/1/35 – 5/1/38	6,474
3,615	Pass-Through Certificates, 5.50, TBA, 30 Year Maturity	3,700
3,825	Pass-Through Certificates, 5.00%, TBA, 15 Year Maturity	3,913
		18,029

Freddie Mac (15.2%)
121	Pass-Through Certificates, 5.00%, due 5/1/23	124
126	Pass-Through Certificates, 6.50%, due 11/1/25	133
218	Pass-Through Certificates, 5.71%, due 6/1/36	225	ØØ
906	Pass-Through Certificates, 5.77%, due 7/1/36	934	ØØ
576	Pass-Through Certificates, 5.36%, due 2/1/37	593	ØØ
658	Pass-Through Certificates, 5.55%, due 2/1/37	679	ØØ
1,436	Pass-Through Certificates, 5.25%, due 4/1/37	1,465	ØØ
5,155	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	5,274	Ø

		9,427
	Total Mortgage-Backed Securities (Cost $44,272)	38,013
Corporate Debt Securities (33.6%)
Bank (2.1%)
265	Bear Stearns Co., Inc., Senior Unsecured Notes, 7.25%, due 2/1/18	282
335	Goldman Sachs Group, Inc., 7.50%, due 2/15/19	332	Ø
510	HBOS PLC, Senior Subordinated Notes, 6.75%, due 5/21/18	451	ñ
315	JP Morgan Chase Capital XV, Guaranteed Notes, 5.88%, due 3/15/35	225
		1,290
Finance (8.5%)
405	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	392
375	Citigroup, Inc., Senior Unsecured Notes, 5.50%, due 4/11/13	343
1,010	Citigroup, Inc., Subordinated Notes, 5.00%, due 9/15/14	817
485	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 6.88%, due 1/10/39	430
1,305	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	992	ØØ
295	International Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.63%, due 9/15/10	248
165	International Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	115
365	Merrill Lynch & Co., Senior Unsecured Medium-Term Notes, Ser. C, 5.45%, due 2/5/13	347	ØØ
570	Merrill Lynch & Co., Medium-Term Notes, 6.88%, due 4/25/18	549
130	Merrill Lynch & Co., Subordinated Notes, 6.22%, due 9/15/26	107
210	Merrill Lynch & Co., Subordinated Notes, 6.11%, due 1/29/37	162
845	Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 6.63%, due 4/1/18	773
		5,275

Industrial (18.0%)
165	Alcoa, Inc., Senior Unsecured Notes, 6.00%, due 7/15/13	141
205	Altria Group, Inc., Guaranteed Notes, 9.70%, due 11/10/18	224
335	Altria Group, Inc., Guaranteed Notes, 9.95%, due 11/10/38	359	ØØ
630	Anheuser-Busch Inbev Worldwide, Inc., Guaranteed Notes, 7.75%, due 1/15/19	639	ñ
820	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	642
365	BAT International Finance PLC, Guaranteed Notes, 9.50%, due 11/15/18	400	ñ
400	British Sky Broadcasting Group PLC, Guaranteed Notes, 9.50%, due 11/15/18	404	ñ
305	Cameron International Corp., Senior Unsecured Notes, 6.38%, due 7/15/18	261
365	Comcast Corp., Guaranteed Notes, 6.30%, due 11/15/17	366
400	ConocoPhillips, Guaranteed Notes, 5.75%, due 2/1/19	400
475	Continental Airlines, Inc., Pass-Through Certificates, Ser.2007-1,Class A, 5.98%, due 4/19/22	363
525	Cox Communications, Inc., Senior Unsecured Notes, 9.38%, due 1/15/19	565	ñ
300	DaimlerChrysler N.A. Holding Corp., Guaranteed Notes, 4.88%, due 6/15/10	294
130	DCP Midstream LLC, Senior Unsecured Notes, 6.75%, due 9/15/37	93	ñ
120	Delhaize Group, Senior Unsecured Notes, 5.88%, due 2/1/14	121
515	Delta Air Lines, Secured Pass-Through Certificates, Ser. 2000-1, Class A2, 7.57%, due 11/18/10	476
310	Devon Energy Corp., Senior Notes, 5.63%, due 1/15/14	316
305	Encana Corp., Senior Unsecured Notes, 6.63%, due 8/15/37	233
290	Enterprise Products Operating LLP, Guaranteed Notes, Series B, 5.60%, due 10/15/14	270
950	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	561	ñ
150	FedEx Corp., Senior Notes, 8.00%, due 1/15/19	156
240	Hess Corp., Senior Unsecured Notes, 8.13%, due 2/15/19	245
315	Ingersoll-Rand Global Holding Co. Ltd., Guaranteed Notes, 6.00%, due 8/15/13	306
225	Kinder Morgan, Inc., Senior Unsecured Notes, 5.95%, due 2/15/18	215
430	Nabors Industries, Inc., Guaranteed Notes, 6.15%, due 2/15/18	348
360	NGPL Pipeco LLC, Senior Unsecured Notes, 6.51%, due 12/15/12	336	ñ
360	Northwest Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 7.03%, due 11/1/19	209
130	Oneok Partners L.P., Guaranteed Notes, 6.85%, due 10/15/37	104
305	Rio Tinto Finance (USA) Ltd., Guaranteed Notes, 7.13%, due 7/15/28	244
210	TEPPCO Partners L.P., Guaranteed Notes, 7.55%, due 4/15/38	163
525	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	509
645	Time Warner Cable, Inc., Guaranteed Notes, 6.75%, due 7/1/18	630
219	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	152
245	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	227
190	XTO Energy, Inc., Senior Unsecured Notes, 6.75%, due 8/1/37	173

		11,145
Telecommunications (3.1%)

215	AT&T Wireless Services, Inc., Senior Unsecured Notes, 7.88%, due 3/1/11	231
360	Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12	358
315	Verizon Communications, Inc., Senior Unsecured Notes, 8.75%, due 11/1/18	367
285	Verizon Communications, Inc., Senior Unsecured Notes, 8.95%, due 3/1/39	351
360	Verizon Wireless Capital LLC, Senior Unsecured Notes, 5.55%, due 2/1/14	358	ñ
225	Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.50%, due 11/15/18	258	ñ
		1,923
Utility - Electric (1.9%)

280	Dominion Resources, Inc., Senior Unsecured Notes, 7.00%, due 6/15/38	279
250	Duke Energy Corp., Senior Unsecured Notes, 6.30%, due 2/1/14	256
140	Exelon Corp., Senior Unsecured Notes, 4.90%, due 6/15/15	118
265	Exelon Generation Co., LLC, Senior Unsecured Notes, 6.20%, due 10/1/17	250
310	FirstEnergy Corp., Senior Unsecured Notes, Ser. B, 6.45%, due 11/15/11	309
		1,212
	Total Corporate Debt Securities (Cost $22,411)	20,845

Asset-Backed Securities (16.7%)
105	ARCap REIT, Inc., Ser. 2004-1A, Class D, 5.64%, due 4/21/39	30	ñ
185	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.66%, due 2/2/09	113	µ
597	Capital Auto Receivables Asset Trust, Ser. 2008-1, Class A2B, 1.03%, due 2/17/09	583	µØØ
354	Carmax Auto Owner Trust, Ser. 2008-1, Class A2, 1.03%, due 2/17/09	345	µØØ
558	Chase Commercial Mortgage Securities Corp., Ser. 2000-3, Class A2, 7.32%, due 10/15/32	563
800	Chase Issuance Trust, Ser. 2006-A3, Class A3, 0.32%, due 2/17/09	796	µØØ
350	Chase Issuance Trust, Ser. 2007-A6, Class A6, 0.33%, due 2/17/09	341	µØØ
100	Chase Issuance Trust, Ser. 2008-A7, Class A7, 0.98%, due 2/17/09	98	µØØ
470	Chase Issuance Trust, Ser. 2008-A5, Class A5, 1.23%, due 2/17/09	469	µØØ
225	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C4, Class A3, 5.12%, due 8/15/38	194
165	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-CK6, Class A3, 6.39%, due 8/15/36	162
130	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	79
80	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.72%, due 2/2/09	44	µ
45	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.81%, due 2/2/09	26	µ
250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 6.22%, due 2/2/09	157	µ
670	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A2, 5.36%, due 9/15/39	573
100	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	55
371	DaimlerChrysler Auto Trust, Ser. 2007-A, Class A2B, 1.00%, due 2/9/09	360	µØØ
517	Ford Credit Auto Owner Trust, Ser. 2008-A, Class A2, 0.93%, due 2/17/09	505	µØØ
175	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	119
480	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.80%, due 2/2/09	287	µ
1,270	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.82%, due 2/2/09	786	µØØ
180	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A4, 5.88%, due 2/2/09	133	µ
1,680	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.75%, due 2/2/09	1,076	µØØ
335	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class ASB, 5.51%, due 12/12/44	275
1,270	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	801	ØØ
66	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB11, Class A1, 4.52%, due 8/12/37	66
220	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class A3, 4.96%, due 8/15/42	179
200	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	120
24	Merrill Lynch Mortgage Trust, Ser. 2005-MKB2, Class A1, 4.45%, due 9/12/42	24
300	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	153
140	Morgan Stanley Capital I, Ser. 2005-T17, Class A5, 4.78%, due 12/13/41	117
260	Newcastle CDO Ltd., Ser. 2004-4A, Class 3FX, 5.11%, due 3/24/39	3	ñ
152	SLM Student Loan Trust, Ser. 2005-A, Class A1, 2.04%, due 3/16/09	145	µØØ
385	SLM Student Loan Trust, Ser. 2008-6, Class A1, 1.56%, due 4/27/09	375	µØØ
281	Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class A4, 0.69%, due 2/25/09	220	µØØ
10	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.74%, due 2/2/09	5	µ
	Total Asset-Backed Securities (Cost $13,458)	10,377
NUMBER OF SHARES
Short-Term Investments (5.4%)
3,372	Neuberger Berman Prime Money Fund Trust Class (Cost $3,372)	3,372	@

	Total Investments (121.8%) (Cost $86,293)	75,492	##

	Liabilities, less cash, receivables and other assets [(21.8%)]	(13,537)

	Total Net Assets (100.0%)	$61,955

See Notes to Schedule of Investment

January 31, 2009 Schedule of Investments Neuberger Berman High Income Bond Fund (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
Bank Loan Obligations (14.7%)
Airlines (0.7%)
3,000	United Airlines, Inc., Term Loan B, 3.46%, due 2/1/14	1,575	ØØØ
Auto Parts & Equipment (1.5%)
4,575	Goodyear Tire & Rubber Co., Second Lien Term Loan C, 2.89%, due 4/30/14	3,356	ØØØ
Automotive (2.0%)
6,257	Ford Motor Co., Term Loan B, 5.24%, due 12/16/13	2,241	ØØØ
5,322	General Motors Corp., Term Loan B, 3.84%, due 11/29/13	2,288	ØØØ
		4,529
Chemicals (1.0%)
3,045	Huntsman Int'l LLC, New Term Loan B, 2.84%, due 4/19/14	2,148
Electric - Generation (1.6%)
5,199	Texas Competitive Electric Holdings Co. LLC, Term Loan B3, 3.39%, due 10/10/14	3,602	ØØØ
Electronics (0.9%)
2,275	Flextronics Int'l, Ltd., Term Loan B, 3.71%, due 10/1/12	1,456	ØØØ
825	Flextronics Int'l, Ltd., Term Loan A, 3.71%, due 10/1/14	530	ØØØ
		1,986
Health Services (1.1%)
2,720	HCA, Inc., Term Loan A, 3.72%, due 11/18/12	2,334
Media - Cable (1.1%)
3,170	Charter Communications Operating LLC, Term Loan, 3.88%, due 3/6/14	2,430
Media - Services (0.6%)
1,500	WMG Acquisition Corp., Term Loan, 4.21%, due 2/28/11	1,251
Packaging (1.1%)
3,256	Berry Plastics Holding Corp., Term Loan C, 2.45%, due 4/3/15	2,372
Software/Services (0.4%)
1,104	Sungard Data Systems, Inc., Term Loan B, 2.47%, due 2/28/14	855
Support-Services (0.7%)
2,662	Rental Services Corp., Second Lien Term Loan, 4.97%, due 11/30/13	1,609	ØØØ
Telecom - Integrated/Services (2.0%)
3,685	Intelsat Jackson Holdings, Ltd., Term Loan, 8.50%, due 2/1/14	2,727	ØØØ
2,240	Level 3 Communications, Inc., Term Loan B, 3.71%, due 3/13/14	1,628	ØØØ
		4,355
Theaters & Entertainment (0.0%)
0	AMC Entertainment, Inc., Term Loan, 3.21%, due 1/26/13	0
	Total Bank Loan Obligations (Cost $34,800)	32,402
Corporate Debt Securities (79.3%)
Banking (1.3%)
3,542	GMAC LLC, Guaranteed Notes, 6.88%, due 9/15/11	2,789	ñ
Basic Industry (6.4%)
995	Airgas, Inc., Guaranteed Notes, 7.13%, due 10/1/18	915	ñ
1,075	Aleris Int'l, Inc., Guaranteed Notes, 9.00%, due 12/15/14	65
2,245	Arch Western Finance Corp., Senior Secured Notes, 6.75%, due 7/1/13	2,127
2,430	Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.38%, due 4/1/17	2,017
3,005	MacDermid, Inc., Senior Subordinated Notes, 9.50%, due 4/15/17	1,472	ñ
3,540	Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13	3,097
2,065	Metals U.S.A. Holdings Corp., Senior Unsecured Floating Rate Notes, 7.44%, due 4/1/09	547	µ
1,405	Momentive Performance Materials, Inc., Guaranteed Notes, 9.75%, due 12/1/14	618
1,771	Momentive Performance Materials, Inc., Guaranteed Notes, 10.13%, due 12/1/14	585
120	Peabody Energy Corp., Guaranteed Notes, Ser. B, 6.88%, due 3/15/13	117
995	Peabody Energy Corp., Guaranteed Notes, 5.88%, due 4/15/16	896
590	Steel Dynamics, Inc., Guaranteed Notes, 7.38%, due 11/1/12	531
3,180	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	1,145
		14,132
Capital Goods (5.3%)
4,845	Ball Corp., Guaranteed Unsecured Notes, 6.88%, due 12/15/12	4,845
1,440	Berry Plastics Corp., Senior Secured Floating Rate Notes, 5.84%, due 4/15/09	1,044	µ
2,725	Graham Packaging Co., Inc., Guaranteed Notes, 9.88%, due 10/15/14	1,730
1,700	L-3 Communications Corp., Guaranteed Senior Unsecured Subordinated Notes, 7.63%, due 6/15/12	1,689
2,525	L-3 Communications Corp., Guaranteed Notes, 5.88%, due 1/15/15	2,311
185	L-3 Communications Corp., Guaranteed Notes, Ser. B, 6.38%, due 10/15/15	174
		11,793
Consumer Cyclical (3.7%)
2,185	Blockbuster, Inc., Guaranteed Notes, 9.00%, due 9/1/12	1,103	ØØ
1,890	Ford Motor Co., Senior Unsecured Notes, 7.45%, due 7/16/31	416
2,950	Ford Motor Credit Co., Senior Unsecured Notes, 7.38%, due 2/1/11	2,204
3,765	Ford Motor Credit Co., Senior Unsecured Notes, 7.25%, due 10/25/11	2,681	Ø
3,915	General Motors Corp., Senior Unsecured Notes, 7.20%, due 1/15/11	803
1,270	NPC Int'l, Inc., Guaranteed Notes, 9.50%, due 5/1/14	1,003	ØØ
		8,210
Consumer, Non-cyclical (1.2%)
560	Constellation Brands, Inc., Guaranteed Notes, 8.38%, due 12/15/14	557
1,650	Rite Aid Corp., Guaranteed Notes, 8.63%, due 3/1/15	462
1,720	Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16	1,118	ØØ
1,730	Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17	493
		2,630
Electric - Generation (2.3%)
4,765	Energy Future Holdings Corp., Guaranteed Notes, 10.88%, due 11/1/17	3,764
2,440	Energy Future Holdings Corp., Guaranteed Notes, 11.25%, due 11/1/17	1,415
		5,179
Energy (15.4%)
1,450	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	1,334
1,745	Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 9/15/13	1,597
130	Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 6/15/14	118
1,180	Chesapeake Energy Corp., Guaranteed Notes, 7.00%, due 8/15/14	1,041
1,420	Chesapeake Energy Corp., Guaranteed Notes, 6.38%, due 6/15/15	1,200
1,615	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 1/15/16	1,385	ØØ
980	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	848
360	El Paso Natural Gas Co., Senior Unsecured Notes, 5.95%, due 4/15/17	316
1,170	El Paso Natural Gas Co., Senior Unsecured Notes, 8.38%, due 6/15/32	1,117
1,920	Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due 6/15/12	1,555	ØØ
760	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	608
2,520	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	2,016	ñ
700	Forest Oil Corp., Guaranteed Senior Unsecured Notes, 7.75%, due 5/1/14	640
6,012	Kinder Morgan, Inc., Senior Unsecured Notes, 6.50%, due 9/1/12	5,621
555	Kinder Morgan, Inc., Senior Unsecured Notes, 5.15%, due 3/1/15	469	ØØ
1,860	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	1,335
1,500	Newfield Exploration Co., Senior Subordinated Notes, 6.63%, due 9/1/14	1,342
2,420	Pioneer Natural Resources Co., Senior Unsecured Notes, 6.65%, due 3/15/17	1,925
1,912	Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due 12/15/13	1,482
4,580	Sabine Pass L.P., Senior Secured Notes, 7.50%, due 11/30/16	3,372
1,895	Williams Cos., Inc., Senior Unsecured Notes, 7.13%, due 9/1/11	1,857
3,240	Williams Partners L.P., Senior Unsecured Notes, 7.25%, due 2/1/17	2,884
		34,062
Energy-Exploration & Production (0.3%)
635	Chesapeake Energy Corp., Senior Notes, 9.50%, due 2/15/15	622
Gas Distribution (0.3%)
525	Inergy Finance Corp., Senior Notes, 8.75%, due 3/1/15	496	ñ
175	Tennessee Gas Pipeline Co., Senior Notes, 8.00%, due 2/1/16	174	ñ
		670
Media (7.4%)
1,405	Dex Media West LLC, Senior Subordinated Notes, Ser. B, 9.88%, due 8/15/13	407
665	Dex Media, Inc., Senior Disc. Notes, Step-Up, 0.00%/9.00%, due 11/15/13	83	**
4,745	DirecTV Holdings LLC, Guaranteed Notes, 8.38%, due 3/15/13	4,769	ØØ
2,605	EchoStar DBS Corp., Guaranteed Notes, 6.38%, due 10/1/11	2,501	ØØ
405	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	373
4,820	LIN Television Corp., Guaranteed Notes, 6.50%, due 5/15/13	2,651
490	LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13	265
2,180	Mediacom Broadband LLC, Senior Unsecured Notes, 8.50%, due 10/15/15	1,875
2,085	Shaw Communications, Inc., Senior Unsecured Notes, 7.20%, due 12/15/11	2,012
730	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	730	ñ
750	Videotron Ltee, Guaranteed Notes, 6.88%, due 1/15/14	712
		16,378
Real Estate (1.3%)
2,495	American Real Estate Partners L.P., Senior Unsecured Notes, 8.13%, due 6/1/12	2,152
985	American Real Estate Partners L.P., Guaranteed Notes, 7.13%, due 2/15/13	803
		2,955
Services Cyclical (6.3%)
1,400	Cardtronics, Inc., Guaranteed Notes, Ser. B, 9.25%, due 8/15/13	990
1,555	Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13	1,100
905	Chukchansi Economic Development Authority, Senior Unsecured Notes, 8.00%, due 11/15/13	317	ñ
4,090	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	2,416	ñ
2,985	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	2,000	ñ
1,040	Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16	244	ñ
840	Host Hotels & Resorts L.P., Guaranteed Notes, 7.13%, due 11/1/13	727	ØØ
1,630	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	1,255	ñ
650	MGM Mirage, Inc., Senior Secured Notes, 13.00%, due 11/15/13	591	ñ
85	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	46	ØØ
2,265	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	1,982	ñ
2,005	San Pasqual Casino, Notes, 8.00%, due 9/15/13	1,524	ñ
560	Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%, due 6/15/15	344	ñ
605	United Airlines, Inc., Pass-Through Cert., Ser. 2007-1, Class A, 6.64%, due 7/2/22	421
		13,957
Services Non-Cyclical (6.5%)
625	HCA, Inc., Senior Unsecured Notes, 6.30%, due 10/1/12	516
630	HCA, Inc., Senior Unsecured Notes, 6.50%, due 2/15/16	441
245	HCA, Inc., Senior Secured Notes, 9.25%, due 11/15/16	234
1,340	LVB Acquisition Merger, Inc., Guaranteed Notes, 11.63%, due 10/15/17	1,246
3,450	NMH Holdings, Inc., Senior Unsecured Floating Rate Notes, 9.12%, due 3/15/09	1,828	ñµ
3,095	Select Medical Corp., Guaranteed Notes, 7.63%, due 2/1/15	1,950
1,455	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/15	1,331
3,960	Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27	2,812	ØØ
485	Ventas Realty L.P., Guaranteed Notes, 6.63%, due 10/15/14	415
1,750	Ventas Realty L.P., Guaranteed Notes, 7.13%, due 6/1/15	1,544
1,300	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	1,085
1,020	Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17	852
		14,254
Steel Producers/Products (0.8%)
2,195	ArcelorMittal, Senior Unsecured Notes, 5.38%, due 6/1/13	1,842
Technology & Electronics (2.0%)
165	Amkor Technology, Inc., Senior Notes, 7.75%, due 5/15/13	96
615	Flextronics Int'l, Ltd., Senior Subordinated Notes, 6.25%, due 11/15/14	475
935	Freescale Semiconductor, Inc., Guaranteed Notes, 9.13%, due 12/15/14	124
1,425	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	1,354
990	NXP BV/NXP Funding LLC, Senior Secured Floating Rate Notes, 3.84%, due 4/15/09	237	µ
2,210	Sungard Data Systems, Inc., Senior Unsecured Notes, 10.63%, due 5/15/15	1,834	ñ
270	Sungard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	183
		4,303
Telecom - Integrated/Services (0.1%)
225	Intelsat Subsidiary Holdings Co. Ltd., Senior Unsecured Notes, 8.88%, due 1/15/15	206	ñØ
Telecom - Wireless (0.5%)
1,050	Crown Castle Int'l Corp., Senior Unsecured Notes, 9.00%, due 1/15/15	1,016
Telecommunication (8.1%)
900	American Tower Corp., Senior Unsecured Notes, 7.13%, due 10/15/12	904
2,120	Dycom Industries, Inc., Guaranteed Notes, 8.13%, due 10/15/15	1,510
2,690	Frontier Communications Corp., Senior Unsecured Notes, 6.25%, due 1/15/13	2,529
1,110	Intelsat Subsidiary Holdings Co. Ltd., Senior Unsecured Notes, 8.50%, due 1/15/13	1,041	ñ
2,396	Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due 10/31/13	1,162
6,008	Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12	5,978
1,345	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	901
3,820	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	2,168
1,800	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	1,206
630	Windstream Corp., Guaranteed Notes, 7.00%, due 3/15/19	558
		17,957
Utility (10.1%)
1,682	AES Corp., Senior Secured Notes, 8.75%, due 5/15/13	1,686	ñ
1,480	CMS Energy Corp., Senior Unsecured Notes, 8.50%, due 4/15/11	1,490
2,005	CMS Energy Corp., Senior Unsecured Notes, 6.88%, due 12/15/15	1,834
6,715	Dynegy-Roseton Danskammer, Pass-Through Cert., Ser. B, 7.67%, due 11/8/16	5,674
1,980	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	1,609
2,000	Exelon Corp., Senior Unsecured Notes, 4.90%, due 6/15/15	1,687
1,180	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	1,092	ñ
685	Mirant Americas Generation LLC, Senior Unsecured Notes, 8.50%, due 10/1/21	582
1,193	Mirant Mid-Atlantic LLC, Pass-Through Cert., Ser. A, 8.63%, due 6/30/12	1,187
2,110	NRG Energy, Inc., Guaranteed Notes, 7.25%, due 2/1/14	2,015
3,595	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	3,370
		22,226
	Total Corporate Debt Securities (Cost $199,358)	175,181
NUMBER OF SHARES
Preferred Stocks (0.0%)
Auto Loans (0.0%)
218	GMAC, 7.00%, due 12/31/49 (Cost $44)	55	ñ*
Short-Term Investments (7.3%)
15,977,281	Neuberger Berman Prime Money Fund Trust Class (Cost $15,977)	15,977	@
	Total Investments (101.3%) (Cost $250,179)	223,615	##
	Liabilities, less cash, receivables and other assets [(1.3%)]	(2,800)
	Total Net Assets (100.0%)	$220,815

See Notes to Schedule of Investments

January 31, 2009

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund

(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY@@	VALUE†
($000's omitted)		($000's omitted)
Alaska (4.9%)
795	Alaska St. Int'l Arpts. Ref. Rev., Ser. 2006-A, (MBIA Insured), 5.00%, due 10/1/17	796
500	Anchorage G.O., Ser. 2008-A, 5.00%, due 8/1/20	555
		1,351
Arizona (3.8%)
1,000	Chandler G.O., Ser. 2009, 4.00%, due 7/1/20	1,053	Ø
California (7.1%)
1,000	California St. Pub. Works Board Lease Rev. Dept. of Mental Hlth. (Coalinga St. Hosp.), Ser. 2004-A, 5.50%, due 6/1/21	1,009
1,000	Sacramento Muni. Util. Dist. Fin. Au. Rev. (Cosumnes Proj.), Ser. 2006, (MBIA Insured), 5.00%, due 7/1/20	940
		1,949
Colorado (4.0%)
1,000	Larimer Co. Sales & Use Tax Rev., Ser. 2000, (AMBAC Insured), 5.75%, due 12/15/15 Pre-Refunded 12/15/10	1,092	ØØ
Georgia (3.7%)
1,000	George L. Smith II World Congress Ctr. Au. Rev. (Domed Stadium Proj.), Ser. 2000, (MBIA Insured), 5.75%, due 7/1/15	1,021
Illinois (9.5%)
1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (MBIA Insured), 5.25%, due 1/1/17	1,075
600	Illinois Fin. Au. Rev. (Univ. of Chicago), Ser. 2007, 5.00%, due 7/1/22	643	ß
300	Will & Kendall Cos. Plainfield Comm. Cons. Sch. Dist. Number 202 Sch. Bldg. G.O., Ser. 2001, (FSA Insured), 5.38%, due 1/1/13 Pre-Refunded 1/1/12	335
500	Will Grundy Cos. Comm. College Dist. Number 525 (Joliet Jr. College) G.O., Ser. 2008, 6.25%, due 6/1/24	555
		2,608
Indiana (3.7%)
1,000	Indiana St. Office Bldg. Commission Fac. Ref. Rev., Ser. 1998-A, 5.13%, due 7/1/14	1,007
Louisiana (1.5%)
435	Louisiana St. Citizens Prop. Insurance Corp. Assessment Rev., Ser. 2006-B, (AMBAC Insured), 5.00%, due 6/1/18	399
Massachusetts (2.0%)
500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007-A, 5.00%, due 10/1/15	562	ß
Michigan (6.8%)
750	Detroit Wayne Co. Sch. Dist. Sch. Bldg. & Site Imp. Ref. G.O., Ser. 1998-C, (FGIC Insured), 5.25%, due 5/1/13	830
1,000	Kent Hosp. Fin. Au. Rev., Ref. (Spectrum Hlth. Sys.), Ser. 2008-A, 5.00%, due 1/15/47 Putable 1/15/12	1,025	µß
		1,855
Mississippi (2.0%)
500	Mississippi Dev. Bank Spec. Oblig. (Wilkinson Co. Correctional), Ser. 2008-D, 5.00%, due 8/1/15	549	ß
New Jersey (10.2%)
1,000	New Jersey Econ. Dev. Au. St. Lease Rev. (Liberty St. Park Proj.), Ser. 2005-B, (MBIA Insured), 5.00%, due 3/1/17	1,113
470	New Jersey St. Turnpike Au. Turnpike Rev., Ser. 1991-C, 6.50%, due 1/1/16	557

1,000	New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,126
		2,796
New Mexico (7.9%)
1,000	Albuquerque Muni. Sch. Dist. Number 012 (Sch. Bldg.) G.O., Ser. 2008-B, 4.50%, due 8/1/19	1,083
1,000	New Mexico Fin. Au. St. Trans. Rev. Sr. Lien, Ser. 2004-A, (MBIA Insured), 5.25%, due 6/15/21	1,083
		2,166
New York (11.5%)
500	Buffalo & Ft. Erie Pub. Bridge Au. Toll Bridge Sys. Ref. Rev., Ser. 2005, (LOC: Bank of Nova Scotia), 4.00%, due 1/1/25 Putable 7/1/10	513	µ
250	New York City IDA Spec. Fac. Rev. (Term. One Group Assoc., L.P. Proj.), Ser. 2005, 5.50%, due 1/1/16	254	ß
500	New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2004-A, 4.45%, due 7/1/17 Putable 7/1/09	497	µß
500	New York St. Urban Dev. Corp. Ref. Rev. (Correctional Facs.), Ser. 1994-A, (FSA Insured), 5.50%, due 1/1/14	545
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	847
500	New York Tobacco Settlement Fin. Corp. Asset-Backed Rev., Ser. 2003-A1, 5.50%, due 6/1/14	503
		3,159
North Carolina (1.2%)
295	Western Carolina Univ. Research & Dev. Corp. Cert. Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	331	ß
Pennsylvania (1.4%)
340	State Pub. Sch. Bldg. Au. College Rev. (Montgomery Co. Comm. College), Ser. 2008, (FSA Insured), 5.00%, due 5/1/21	371	ß
Texas (14.9%)
1,000	Brazosport Independent Sch. Dist. Ref. G.O., Ser. 2005, (PSF Insured), 5.00%, due 2/15/15	1,132
750	Fort Bend Independent Sch. Dist. Ref. G.O. (Sch. Bldg.), Ser. 2008, (PSF Insured), 5.00%, due 8/15/21	826
1,000	Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (FGIC Insured), 5.63%, due 8/15/15	1,049
1,045	San Antonio Passenger Fac. Charge & Sub. Lien Arpt. Sys. Imp. Rev., Ser. 2005, (FSA Insured), 5.25%, due 7/1/12	1,082
		4,089
Washington (3.2%)
300	Pierce Co. Sch. Dist. Number 83 (Univ. Place) G.O., Ser. 2008-B, 5.00%, due 12/1/19	330
500	Pierce Co. Sch. Dist. Number 83 (Univ. Place) G.O., Ser. 2008-B, 5.00%, due 12/1/20	539
		869
Wisconsin (2.0%)
500	Wisconsin St. G.O., Ser. 2002-C, (MBIA Insured), 5.25%, due 5/1/14 Pre-Refunded 5/1/12	561
	Total Investments (101.3%) (Cost $27,246)	27,788	##
	Liabilities, less cash, receivables and other assets [(1.3%)]	(350)
	Total Net Assets (100.0%)	$27,438

See Notes to Schedule of Investments

January 31, 2009 Schedule of Investments Neuberger Berman Municipal Money Fund (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE††
($000's omitted)	($000's omitted)
Municipal Notes (99.4%)
Arizona (0.2%)
910	Coconino Co. Ind. Dev. Au. IDR (Scuff Steel Proj.), Ser. 2007, (LOC: Wells Fargo Bank & Trust Co.), 0.62%, due 2/5/09	910	µß
California (10.5%)
740	ABAG Fin. Au. for Nonprofit Corp. Rev. (La Jolla Country Day Sch.), Ser. 2006-A, (LOC: Allied Irish Bank), 0.33%, due 2/5/09	740	µß
900	ABAG Fin. Au. for Nonprofit Corp. Rev. (San Francisco Univ.), Ser. 2005-A, (LOC: Allied Irish Bank), 0.33%, due 2/5/09	900	µß
700	California Ed. Fac. Au. Rev. (Floater Cert.), Ser. 2001-487, (LOC: Morgan Stanley), 0.70%, due 2/5/09	700	µ
2,945	California Infrastructure & Econ. Dev. Bank IDR (Studio Moulding Proj.), Ser. 2001-A, (LOC: Comerica Bank), 1.13%, due 2/5/09	2,945	µß
900	California Muni. Fin. Au. Rev. (Notre Dame High Sch.), Ser. 2007, (LOC: Comerica Bank), 0.43%, due 2/5/09	900	µß
8,000	California St. G.O. (Floaters), Ser. 2008-010, (FSA Insured), 3.77%, due 2/5/09	8,000	µp
400	California Statewide CDA Rev. (Kaiser Permanente), Ser. 2002-B, 0.18%, due 2/4/09	400	µß
1,055	California Statewide CDA Rev. (Trinity Children & Family), Ser. 2002, (LOC: Citizens Bank), 0.25%, due 2/4/09	1,055	µßoo
700	Contra Costa Wtr. Dist. Wtr. Rev. (Floaters), Ser. 2002-750, (FSA Insured), 0.95%, due 2/5/09	700	µy
500	Hillsborough Cert. of Participation Ref. (Wtr. & Swr. Sys. Proj.), Ser. 2000-B, (LOC: JP Morgan Chase), 0.20%, due 2/5/09	500	µ
400	Metro. Wtr. Dist. of So. California Waterworks Rev., Ser. 2004-C, (LOC: Dexia Credit Locale de France), 2.00%, due 2/5/09	400	µ
975	Orange Co. Apt. Dev. Ref. Rev. (Villas La Paz), Ser. 1998-F, (LOC: Fannie Mae), 0.25%, due 2/5/09	975	µß
500	Redwood City Cert. of Participation (City Hall Proj.), Ser. 1998, (LOC: KBC Bank), 0.33%, due 2/5/09	500	µ
1,200	Riverside Co. Hsg. Au. Multi-Family Hsg. Mtge. Ref. Rev. (Mountain View Apts.), Ser. 1995-A, (LOC: Redlands Federal Savings & Loan), 0.29%, due 2/4/09	1,200	µpp
13,550	Sacramento Co. Sanitation Dist. Fin. Au. Rev. Muni. Sec. Trust Receipts, Ser. 2008-47A, (FGIC Insured), 0.50%, due 2/5/09	13,550	µcc
4,800	Sacramento Co. Sanitation Dist. Fin. Au. Rev. Muni. Sec. Trust Receipts, Ser. 2008-48A, (FGIC Insured), 0.50%, due 2/5/09	4,800	µcc
2,500	Sacramento Co. Sanitation Dist. Fin. Au. Rev. Muni. Sec. Trust Receipts, Ser. 2008-49A, (FGIC Insured), 0.50%, due 2/5/09	2,500	ñµcc
1,100	San Bernardino Co. Mulit-Family Hsg. Ref. Rev. (Somerset Apts.), Ser. 1999-A, (LOC: Fannie Mae), 0.35%, due 2/5/09	1,100	µß
600	San Francisco City & Co. Redev. Agcy. Comm. Fac. Dist. Spec. Tax Number 7 (Hunters Point), Ser. 2005-A, (LOC: KBC Bank), 0.33%, due 2/5/09	600	µ
420	San Jose Redev. Agcy. Rev. (Sub Merged Area Redev. Proj.), Ser. 2003-B, (LOC: JP Morgan Chase), 0.25%, due 2/4/09	420	µ
950	Santa Clara Co. Fin. Au. Lease Rev. (Hsg. Au. Office Proj.), Ser. 2004-A, (LOC: U.S. Bank), 0.31%, due 2/5/09	950	µ
900	Sequoia Union High Sch. Dist. (Floaters), Ser. 2007-2160, (FSA Insured), 0.45%, due 2/5/09	900	µjj
1,000	Simi Valley Multi-Family Hsg. Ref. Rev. (Lincoln Wood Ranch), Ser. 1990, (LOC: Freddie Mac), 0.35%, due 2/5/09	1,000	µ
200	Three Valleys Muni. Wtr. Dist. Cert. of Participation (Miramar Wtr. Treatment), Ser. 1984, (LOC: Wells Fargo Bank & Trust Co.), 0.30%, due 2/4/09	200	µ
2,000	Union City Multi-Family Rev. (Floater), Ser. 2007-122G, (LOC: Goldman Sachs), 1.00%, due 2/5/09	2,000	µ
		47,935
Colorado (2.8%)
1,500	Colorado Ed. & Cultural Fac. Au. Rev. (First Academy Proj.), Ser. 2008, (LOC: Fifth Third Bank), 1.05%, due 2/5/09	1,500	µß
11,055	Colorado Ed. & Cultural Fac. Au. Rev. (Floaters), Ser. 2007-1557, (FGIC Insured), 0.53%, due 2/5/09	11,055	µee
		12,555
Delaware (0.1%)
450	Delaware St. Econ. Dev. Au. Multi-Family Rev. (Sch. House Proj.), Ser. 1985, (LOC: HSBC Bank N.A.), 0.80%, due 2/4/09	450	µ
Florida (5.5%)
7,000	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1012, (LOC: Branch Banking & Trust Co.), 0.53%, due 2/5/09	7,000	µ
5,000	BB&T Muni. Trust Var. Sts. (Floaters), Ser.2009-1034, (LOC: Branch Banking & Trust Co.), 0.55%, due 2/5/09	5,000	ñµ
300	Jacksonville IDR (Univ. Hlth. Science Ctr.), Ser. 1989, (LOC: Bank of America), 0.50%, due 2/5/09	300	µ
675	Orange Co. Hsg. Fin. Au. Multi-Family Hsg. Rev., Ser. 2000-E, (LOC: Bank of America), 0.90%, due 2/4/09	675	µß
895	Orange Co. Ind. Dev. Au. IDR (Univ. of Central Florida Foundation Proj.), Ser. 1996-A, (LOC: SunTrust Bank), 0.54%, due 2/4/09	895	µß
11,300	RBC Muni. Prods. Inc. Trust Var. St. (Floater), Ser. 2008-E6, (LOC: Royal Bank of Canada), 0.58%, due 2/5/09	11,300	µ
		25,170
Georgia (1.4%)
6,245	De Kalb Co. Dev. Au. Rev. (Marist Sch., Inc. Proj.), Ser. 1999, (LOC: SunTrust Bank), 0.54%, due 2/4/09	6,245	µß
Illinois (13.6%)
2,600	Aurora Econ. Dev. Rev. (Christian Sch., Inc. Proj.), Ser. 2004-B, (LOC: Fifth Third Bank), 1.05%, due 2/5/09	2,600	µß
10,000	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-5001, (LOC: Rabobank N.A.), 0.68%, due 2/5/09	10,000	ñµ
5,700	Cook Co. G.O. (Floater Cert.), Ser. 2001-458, (FGIC Insured), 0.95%, due 2/5/09	5,700	µy
16,000	Deutsche Bank Spears/Lifers Trust Var. Sts. (Chicago Illinois Board), Ser. 2007-315, (FGIC Insured), 0.63%, due 2/5/09	16,000	µq
3,125	Elgin IDR (Nelson Graphic, Inc. Proj.), Ser. 2006, (LOC: LaSalle National Bank), 0.70%, due 2/5/09	3,125	µß
4,000	Illinois Dev. Fin. Au. Ref. Rev. (Andre's Imaging & Graphics, Inc.), Ser. 2007, (LOC: U.S. Bank), 0.70%, due 2/5/09	4,000	µß
650	Illinois Dev. Fin. Au. Rev. (American Academy of Dermatology), Ser. 2001, (LOC: Bank One), 0.50%, due 2/5/09	650	µß
3,625	Illinois Dev. Fin. Au. Rev. (Christian Heritage Academy), Ser. 2001, (LOC: Glenview State Bank), 2.95%, due 2/2/09	3,625	µßo
9,000	Illinois Fin. Au. Rev. (Sacred Heart Sch. Proj.), Ser. 2008, (LOC: Fifth Third Bank), 1.26%, due 2/4/09	9,000	µß
7,495	Univ. of Illinois Board of Trustees Cert. of Participation, Ser. 2008-11480, (FSA Insured), 0.77%, due 2/5/09	7,495	µk
		62,195
Indiana (5.3%)
2,671	Greater Clark Co. Sch. (Temporary Loan Warrants), Ser. 2008, 4.00%, due 3/31/09	2,673
6,010	Greencastle IDR (Crown Equipment Corp. Proj.), Ser. 1996, (LOC: KeyBank), 0.67%, due 2/5/09	6,010	µß
1,000	Indiana Fin. Au. Hosp. Ref. Rev. (Floyd Mem. Hosp. & Hlth. Svcs.), Ser. 2008, (LOC: Branch Banking & Trust Co.), 0.70%, due 2/2/09	1,000	µß
1,990	Indiana Hlth. Fac. Fin. Au. Rev. (Fayette Mem. Hosp. Assoc.), Ser. 2002-A, (LOC: U.S. Bank ), 0.73%, due 2/2/09	1,990	µß
4,100	Indiana St. Dev. Fin. Au. Rev. Ed. Fac. (Cathedral High), Ser. 2001, (LOC: Fifth Third Bank), 1.95%, due 2/2/09	4,100	µß
4,910	Indiana St. Fin. Au. Rev. Ed. Fac. (Lutheran Child & Family Svcs.), Ser.2006, (LOC: National City Bank), 0.52%, due 2/5/09	4,910	µß
1,505	Indianapolis Econ. Dev. Rev. (Electrical Joint Apprenticeship Proj.), Ser.2001, (LOC: National City Bank), 0.67%, due 2/5/09	1,505	µß
2,225	New Palestine Econ. Dev. Rev. (UMC Comm. Ctr. Proj.), Ser. 2006, (LOC: Fifth Third Bank), 3.00%, due 2/6/09	2,225	µß
		24,413
Iowa (4.2%)
7,150	Hills Hlth. Fac. Rev. (Mercy Hosp. Proj.), Ser. 2008, (LOC: Allied Irish Bank), 0.75%, due 2/2/09	7,150	µß
700	Iowa Fin. Au. Hlth. Care Fac. Rev. (Care Initiatives Proj.), Ser. 2002, (LOC: KBC Bank), 0.70%, due 2/2/09	700	µß
4,115	Iowa Fin. Au. Hlth. Care Fac. Rev. (Care Initiatives Proj.), Ser. 2006, (LOC: KBC Bank), 0.70%, due 2/2/09	4,115	µß
5,845	Iowa Higher Ed. Loan Au. Rev. (Private College St. Ambrose ), Ser. 2003, (LOC: Northern Trust Co.), 0.70%, due 2/2/09	5,845	µß
1,300	Iowa Higher Ed. Loan Au. Rev. RANS (Private Ed.), Ser. 2008-A, 3.30%, due 5/20/09	1,304	ß
		19,114
Kansas (0.4%)
1,960	Univ. of Kansas Hosp. Au. Hlth. Fac. Rev. (KU Hlth. Sys.), Ser. 2004, (LOC: Harris Trust & Savings), 0.70%, due 2/2/09	1,960	µß
Kentucky (0.5%)
2,435	Fort Mitchell Ind. Bldg. Rev. (Grandview/Hemmer Proj.), Ser. 1986, (LOC: PNC Bank), 2.50%, due 2/1/09	2,428	µ
Louisiana (0.3%)
1,500	Tangipahoa Parish Hosp. Svc. Dist. Number 1 Hosp. Rev. (North Oaks Med. Ctr. Proj.), Ser. 2003-B, (LOC: Allied Irish Bank), 0.53%, due 2/5/09	1,500	µ
Maine (0.9%)
4,000	Maine St. Hsg. Au. Mtge. Purp. Rev., Ser. 2006-B, (LOC: State Street Bank & Trust Co.), 0.98%, due 2/5/09	4,000	µ
Maryland (1.6%)
6,500	Harford Co. Econ. Dev. Rev. (A.O. Smith Corp. Proj.), Ser. 1988, (LOC: Comerica Bank), 3.00%, due 3/1/09	6,492	µß
1,015	Howard Co. IDR (Preston Court Ltd. Partnership), Ser. 1986, (LOC: SunTrust Bank), 1.10%, due 2/2/09	1,015	µß
		7,507
Michigan (3.8%)
1,995	Mancelona Area Wtr. Swr. Au. Wtr. Supply Sys. Rev., Ser. 2002, (LOC: National City Bank), 0.62%, due 2/5/09	1,995	µ
1,305	Michigan Higher Ed. Fac. Au. Rev. Ltd. Oblig. (Adrian College), Ser. 2002, (LOC: Comerica Bank), 0.64%, due 2/5/09	1,305	µß
6,285	Michigan St. G.O. (Putters), Ser. 1999-125, (FGIC Insured), 0.63%, due 2/5/09	6,285	µs
3,900	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Kalamazoo Christian Sch. Proj.), Ser. 2003, (LOC: National City Bank), 0.52%, due 2/5/09	3,900	µß
4,000	Oakland Co. Econ. Dev. Corp. Ltd. Oblig. Rev. (Bharatiya Temple Proj.), Ser. 2007, (LOC: Fifth Third Bank), 3.00%, due 2/6/09	4,000	µß
		17,485
Minnesota (4.4%)
1,400	Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake Apts. Proj.), Ser. 2004, (LOC: Freddie Mac), 0.68%, due 2/5/09	1,400	µß
18,670	St. Paul Port Au. Rev. (Amherst H. Wilder Foundation), Ser. 2006-3, (LOC: Bank of New York), 0.70%, due 2/2/09	18,670	µß
		20,070
Missouri (2.6%)
300	Missouri Dev. Fin. Board Cultural Fac. Rev. (Nelson Gallery Foundation), Ser. 2004-A, (LOC: JP Morgan Chase), 0.60%, due 2/2/09	300	µß
800	Missouri St. Dev. Fin. Board Infrastructure Fac. Rev. (St. Louis Convention Ctr.), Ser. 2000-C, (LOC: U.S. Bank), 0.73%, due 2/2/09	800	µ
1,385	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury College), Ser. 1999, (LOC: Bank of America), 0.73%, due 2/2/09	1,385	µß
3,200	Missouri St. Hlth. & Ed. Fac. Au. Rev. (Kansas City Art Institute), Ser. 2005, (LOC: Commerce Bank N.A.), 0.73%, due 2/2/09	3,200	µß
4,000	Missouri St. Hlth. & Ed. Fac. Au. Rev. RANS (Private Ed.), Ser. 2008-B, 3.00%, due 4/23/09	4,009	ß
2,200	North Kansas City Hosp. Rev. (North Kansas City Hosp.), Ser. 2008, (LOC: Bank of America), 0.73%, due 2/2/09	2,200	µß
		11,894
Nevada (3.2%)
5,330	Clark Co. Sch. Dist., Ser. 2008-11657, (FGIC Insured), 0.89%, due 2/5/09	5,330	ñµk
4,000	Las Vegas Valley Wtr. Dist. G.O., Ser. 2006-C, (LOC: Dexia Credit Locale de France), 2.45%, due 2/2/09	4,000	µ
4,500	Nevada Hsg. Div. Single Family Mtge. Rev. Gtd. Mtge.-Backed Sec. Prog., Ser.2006-A, (LOC: Government National Mortgage Association), 0.65%, due 2/5/09	4,500	µs
615	Nevada Sys. Higher Ed. Univ. Rev., Ser. 2008-A, 3.00%, due 7/1/09	618
		14,448
New Hampshire (1.8%)
8,000	New Hampshire Hlth. & Ed. Fac. Au. Rev. RANS (Wentworth), Ser. 2008-K, 2.75%, due 4/22/09	8,008	ß
New Jersey (2.0%)
9,140	Dexia Credit Local Cert. Trust Var. Sts., Ser. 2008-063, (FSA Insured), 4.00%, due 2/5/09	9,140	ñµp
New Mexico (2.1%)
9,500	Bernalillo Co. Gross Receipts Tax Rev., Ser. 2004-B, (MBIA Insured), 1.53%, due 2/5/09	9,500	µc
New York (2.4%)
4,000	Monroe Co. G.O. RANS, Ser. 2008, 6.50%, due 4/15/09	4,019
6,500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Long Island Univ.), Ser. 2008-2A, (LOC: Citizens Bank), 0.50%, due 2/5/09	6,500	µß
310	Utica IDA Civic Fac. Rev. (Utica College Proj.), Ser. 2005-A, (LOC: Citizens Bank), 0.68%, due 2/5/09	310	µß
		10,829
North Carolina (3.3%)
3,990	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1021, (LOC: Branch Banking & Trust Co.), 0.68%, due 2/5/09	3,990	µ
11,085	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1027, (LOC: Branch Banking & Trust Co.), 0.53%, due 2/5/09	11,085	µ
		15,075
Ohio (3.9%)
5,700	East Liverpool Hosp. Rev. (East Liverpool City Hosp.), Ser. 2006, (LOC: Fifth Third Bank), 1.80%, due 2/5/09	5,700	µß
1,560	Franklin Co. Hlth. Care Fac. Rev., Ser.1999, (LOC: National City Bank), 0.67%, due 2/5/09	1,560	µß
3,450	Franklin Co. Multi-Family Hsg. Rev. (Comm. Hsg. Network), Ser.1997, (LOC: National City Bank), 0.52%, due 2/5/09	3,450	µß
3,565	Hamilton Co. Econ. Dev. Rev. (Cincinnati Symphony Orchestra), Ser. 2007, (LOC: National City Bank), 0.52%, due 2/5/09	3,565	µß
3,595	Summit Co. Port Au. Port Fac. Rev. (Barberton YMCA Proj.), Ser. 2007, (LOC: National City Bank), 0.52%, due 2/4/09	3,595	µß
		17,870
Pennsylvania (2.2%)
2,000	Pennsylvania St. Turnpike Commission BANS, Ser. 2007-A, (AMBAC Insured), 4.00%, due 10/15/09	2,001
8,000	RBC Muni. Prod., Inc. Trust Var. Sts. (Floaters) (Berks Co. Muni. Au.), Ser.2008-C13, (LOC: Royal Bank of Canada), 0.58%, due 2/5/09	8,000	ñµ
		10,001
South Carolina (0.5%)
2,500	Jasper Co. Rev. BANS (Jasper Co. Sch.), Ser. 2008, 2.75%, due 2/12/09	2,500
Tennessee (3.2%)
5,000	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp.), Ser. 2008-E5A, (LOC: Branch Banking & Trust Co.), 0.50%, due 2/5/09	5,000	µ
5,900	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp.), Ser. 2008-E5B, (LOC: Branch Banking & Trust Co.), 0.50%, due 2/5/09	5,900	µ
600	Franklin Co. Hlth. & Ed. Fac. Board Rev. (Univ. of the South Proj.), Ser. 1990, 1.50%, due 2/1/09	600	µß
600	Sevier Co. Pub. Bldg. Au. (Local Gov't Pub. Imp.), Ser. 2008-A1, (LOC: KBC Bank), 0.60%, due 2/2/09	600	µ
2,660	Shelby Co. Hlth. Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev. (Flag Manor), Ser. 1995, (LOC: U.S. Bank), 0.68%, due 2/5/09	2,660	µ
		14,760
Texas (6.5%)
1,800	Brazoria Co. Hlth. Fac. Dev. Corp. Hosp. Rev. (Brazosport Mem. Hosp.), Ser. 1999, (LOC: Chase Bank of Texas), 0.50%, due 2/5/09	1,800	µß
2,100	Brazos River Harbor Naval Dist. of Brazoria Co. Rev. (BASF Corp.), Ser. 1997, 1.30%, due 2/2/09	2,100	µß
2,800	Denton Independent Sch. Dist. G.O., Ser. 1996-B, (PSF Insured), 2.20%, due 8/15/09	2,800	µmm
4,400	Houston Wtr. & Swr. Sys. Rev., Ser. 2008-055, (FSA Insured), 4.00%, due 12/1/32 Putable 5/14/09	4,400	µp
4,200	McAllen Ind. Dev. Au. Rev. (Ridge Sharyland), Ser. 2000, (LOC: Bank of America), 2.86%, due 2/5/09	4,200	µ
9,875	Tarrant Co. Cultural Ed. Fac. Fin. Corp. Rev. (Floaters), Ser. 2007-1760, (LOC: Morgan Stanley), 0.95%, due 2/5/09	9,875	µ
4,730	Weslaco Hlth. Fac. Dev. Corp. Ref. Rev. (Knapp Med. Ctr.), Ser. 2008-B, (LOC: Compass Bank), 0.40%, due 2/5/09	4,730	µß
		29,905
Utah (3.9%)
12,000	Intermountain Pwr. Agcy. Pwr. Supply Rev., Ser. 1985-E, (LOC: Morgan Stanley), 0.95%, due 2/2/09	12,000	µ
1,000	Murray City Hosp. Rev. (IHC Hlth. Svcs., Inc.), Ser. 2005-C, (LOC: Northern Trust Co.), 0.60%, due 2/2/09	1,000	µß
4,615	Utah Trans. Au. Sales Tax Rev. (Putters), Ser. 2008-2943, (MBIA Insured), 0.68%, due 2/5/09	4,615	µs
		17,615
Washington (0.9%)
3,900	Washington St. Hlth. Care Fac. Au. Rev. (Grays Harbor Comm. Hosp.), Ser. 2007, (Radian Insured), 2.45%, due 2/2/09	3,900	µßh
200	Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art Museum Proj.), Ser. 2002, (LOC: Northern Trust Co.), 0.73%, due 2/2/09	200	µß
		4,100
West Virginia (0.4%)
1,855	Cabell Co. Bldg. Commission Rev. (Pressley Ridge Sch. Proj.), Ser. 2002, (LOC: National City Bank), 0.67%, due 2/5/09	1,855	µß
Wisconsin (5.0%)
5,250	Holmen Sch. Dist. BANS, Ser. 2008, 3.00%, due 2/1/09	5,250
5,400	Whitehall IDR (Whitehall Specialties), Ser. 2007, (LOC: JP Morgan Chase), 0.65%, due 2/5/09	5,400	µß
12,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Floaters), Ser. 2007-2113, (LOC: Morgan Stanley), 0.70%, due 2/5/09	12,000	µ
100	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Goodwill Ind. North Central Wisconsin, Inc.), Ser. 2005, (LOC: Wells Fargo Bank & Trust Co.), 0.47%, due 2/5/09	100	µß
		22,750

	Total Investments (99.4%)	454,187
	Cash, receivables and other assets, less liabilities (0.6%)	2,821
	Total Net Assets (100.0%)	$457,008

See Notes to Schedule of Investments

January 31, 2009 Schedule of Investments Neuberger Berman New York Municipal Money Fund (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)
New York (94.1%)
5,225	Albany IDA Civic Fac. Rev. (Research Foundation of the St. Univ. of New York Proj.), Ser. 2002-A, 0.75%, due 2/5/09	5,225	µß
11,900	Albany IDA Civic Fac. Rev. (The College of St. Rose), Ser. 2007-A, (MBIA Insured), 0.30%, due 2/2/09	11,900	µßc
6,450	Austin Trust Var. Sts., Ser. 2008-3508, (FSA Insured), 1.03%, due 2/5/09	6,450	µc
8,000	Board Cooperative Ed. Svc. Sole Supervisory Dist. RANS, Ser. 2008, 2.40%, due 6/19/09	8,006
3,165	Chautauqua Co. IDA Civic Fac. Rev. (Multi-Mode-Jamestown Comm. College Foundation), Ser. 2007-A, (LOC: Citizens Bank), 0.68%, due 2/5/09	3,165	µß
10,720	Clinton Co. IDA Civic Fac. Rev. (Champlain Valley Hosp. Proj.), Ser. 2006-A, (LOC: KeyBank), 0.85%, due 2/5/09	10,720	µß
7,060	Dutchess Co. IDA Civic Fac. Rev. (Lutheran Ctr.), Ser. 2005, (LOC: KeyBank), 1.30%, due 2/5/09	7,060	µß
10,420	Eclipse Funding Trust (Solar Eclipse-New York St. Dorm.), Ser. 2006-0148, (MBIA Insured), 0.44%, due 2/5/09	10,420	µhh
17,980	Forest City New Rochelle Rev. Bond Cert. Trust (Beneficial Owner), Ser. 2003, (LOC: Wachovia Bank & Trust Co.), 0.70%, due 2/5/09	17,980	µß
885	Herkimer Co. IDA Civic Fac. Rev. (Templeton Foundation Proj.), Ser. 2000, (LOC: KeyBank), 1.05%, due 2/5/09	885	µß
7,255	JP Morgan Chase & Co. (Putters), Ser. 2008-3203, (FHA Insured), 0.60%, due 2/5/09	7,255	ñµs
14,510	Long Island Pwr. Au. Elec. Sys. Rev., Subser. 1998-2B, (LOC: Bayerische Landesbank), 0.48%, due 2/2/09	14,510	µ
450	Metro. Trans. Au. Dedicated Tax Fund, Ser. 2002-B, (FSA Insured), 3.50%, due 2/5/09	450	µp
6,000	Metro. Trans. Au. Rev., Subser. 2005-E2, (LOC: Fortis Bank), 0.45%, due 2/5/09	6,000	µ
4,000	Metro. Trans. Au. Rev. (Eagle), Ser. 2004-0041A, (FSA Insured), 0.56%, due 2/5/09	4,000	µk
3,000	Monroe Co. G.O. RANS, Ser. 2008, 6.50%, due 4/15/09	3,014
3,560	Monroe Co. IDA Rev., Ser. 1996, (LOC: M&T Bank), 1.60%, due 2/5/09	3,560	µß
11,440	Monroe Co. IDA Rev. (Rochester Institute of Technology Proj.), Ser. 1999-A, (LOC: First Union National Bank), 0.49%, due 2/4/09	11,440	µß
6,875	Nassau Co. IDA Civic Fac. Ref. Rev. (Cold Spring Harbor Laboratory Proj.), Ser. 1999, (LOC: Morgan Guaranty Trust Co.), 0.40%, due 2/2/09	6,875	µß
2,365	Nassau Co. IDA Civic Fac. Rev. (North Shore Hebrew Academy Proj.), Ser. 2005, (LOC: Sovereign Bank), 0.58%, due 2/5/09	2,365	µßm
18,000	Nassau Co. IDA Rev. (Floater), Ser. 2007-75G, (LOC: Goldman Sachs), 1.05%, due 2/5/09	18,000	µ
1,200	Nassau Co. Interim Fin. Au. (Sales Tax Secured), Ser. 2008-C, (LOC: Dexia Credit Locale de France), 0.90%, due 2/4/09	1,200	µ
500	New York City Hsg. Dev. Corp. Multi-Family Mtge. Rev. (The Crest), Ser. 2005-A, (LOC: Landesbank Hessen-Thueringen Girozentrale), 0.50%, due 2/4/09	500	µß
500	New York City Hsg. Dev. Corp. Rev. (Floaters), Ser. 2008-2899, (LOC: Morgan Stanley), 0.70%, due 2/5/09	500	µ
5,055	New York City IDA Civic Fac. Rev. (American Civil Liberties Proj.), Ser. 2005, (LOC: JP Morgan Chase), 0.55%, due 2/2/09	5,055	µß
365	New York City IDA Civic Fac. Rev. (Brooklyn United Methodist Proj.), Ser. 2000, (LOC: TD Banknorth), 0.53%, due 2/5/09	365	µß
8,000	New York City IDA Civic Fac. Rev. (Congregation Darchei Torah), Ser. 2008, (LOC: KeyBank), 1.05%, due 2/5/09	8,000	µ
3,300	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002-B, (LOC: TD Banknorth), 0.45%, due 2/5/09	3,300	µß
3,100	New York City IDA Civic Fac. Rev. (New York Law Sch.), Ser. 2006-B1, (LOC: Allied Irish Bank), 0.45%, due 2/5/09	3,100	µß
1,650	New York City IDA Civic Fac. Rev. (New York Law Sch.), Ser. 2006-B2, (LOC: Citizens Bank), 0.35%, due 2/5/09	1,650	µß
10,485	New York City IDA Civic Fac. Rev. (Touro College Proj.), Ser. 1999-A, 6.35%, due 6/1/29 Pre-Refunded 6/1/09	11,155	µß
100	New York City IDA Civic Fac. Rev. (United Jewish Appeal Federation), Ser. 2004-B, 0.40%, due 2/4/09	100	µß
15,000	New York City Muni. Wtr. Fin. Au. Wtr. & Sewer Sys. Rev. (Second Gen. Resolution Rev. Bonds, Ser. 2008-BB4), Ser. 2007, (LOC: Fortis Bank), 0.35%, due 2/5/09	15,000	µ
700	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 1999, (FGIC Insured), 0.53%, due 2/5/09	700	µk
18,000	New York City Transitional Fin. Au. Rev., Subser. 2002-3F, (LOC: Royal Bank of Canada), 0.55%, due 2/2/09	18,000	µ
100	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Ser. 1998-A2, (LOC: Bank of Nova Scotia), 0.33%, due 2/4/09	100	µ
200	New York City Trust for Cultural Res. Rev. (Alvin Ailey Dance Foundation), Ser. 2003, (LOC: Citibank, N.A.), 0.38%, due 2/4/09	200	µß
1,500	New York City Trust for Cultural Res. Rev. (Muni. Sec. Trust Receipts), Ser. 2000-SGA91, (AMBAC Insured), 0.70%, due 2/2/09	1,500	ñµcc
19,000	New York Convention Ctr. Dev. Corp. Rev. (Floaters), Ser. 2008-2364, (AMBAC Insured), 0.70%, due 2/5/09	19,000	µy
200	New York G.O., Ser. 1995-F3, (LOC: Morgan Guaranty Trust), 0.25%, due 2/4/09	200	µ
12,150	New York G.O., Subser. 1993-A4, (LOC: Landesbank Baden-Wurttemberg), 0.48%, due 2/2/09	12,150	µ
1,000	New York St. Dorm. Au. Rev. (Mem. Sloan-Kettering Cancer Ctr.), Ser. 1998, (MBIA Insured), 5.50%, due 7/1/09	1,014	ß
14,415	New York St. Dorm. Au. Rev. (Oxford Univ. Press, Inc.), Ser. 1993, (LOC: Landesbank Hessen-Thueringen Girozentrale), 0.55%, due 2/2/09	14,415	µß
2,470	New York St. Dorm. Au. Rev. Non St. Supported Debt (Catholic Hlth. Sys.), Ser. 2008, (LOC: HSBC Bank N.A.), 0.47%, due 2/5/09	2,470	µß
1,200	New York St. Dorm. Au. Rev. Non St. Supported Debt (Cornell University), Ser. 2008-C, (LOC: Bank of America), 0.55%, due 2/2/09	1,200	µß
8,230	New York St. Dorm. Au. Rev. Non St. Supported Debt (Long Island University), Ser. 2008-A1, (LOC: Allied Irish Bank), 0.90%, due 2/5/09	8,230	µß
4,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Wagner College), Ser. 2009, (LOC: TD Banknorth), 0.47%, due 2/4/09	4,000	µß
10,000	New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2007-R12153, (MBIA Insured), 0.53%, due 2/5/09	10,000	µe
1,000	New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2008-R11479, (LOC: Citibank, N.A.), 0.48%, due 2/5/09	1,000	µ
11,530	New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2008-R11634, (SONYMA Insured), 0.49%, due 2/5/09	11,530	ñµk
2,050	New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2008-R11663, (FHA Insured), 0.49%, due 2/5/09	2,050	ñµk
3,700	New York St. Dorm. Au. Rev. Secondary Issues (Putters), Ser. 2008-2846, (FHA Insured), 0.58%, due 2/5/09	3,700	µs
5,000	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ.), Ser. 2008-D, (LOC: TD Banknorth), 0.43%, due 2/5/09	5,000	µß
5,000	New York St. HFA Rev. (100 Maiden Lane), Ser. 2004-A, (LOC: Fannie Mae), 0.60%, due 2/4/09	5,000	µß
4,500	New York St. HFA Rev. (Baisley Park Gardens), Ser. 2008-A, (LOC: Citibank, N.A.), 0.57%, due 2/4/09	4,500	µ
2,000	New York St. HFA Rev. (Weyant Green Apts.), Ser. 2007-A, (LOC: Fannie Mae), 0.40%, due 2/4/09	2,000	µß
400	New York St. HFA Svc. Contract Ref. Rev., Ser. 2003-B, (LOC: BNP Paribas), 0.35%, due 2/4/09	400	µ
10,000	New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 2007-144, (LOC: Dexia Credit Locale de France), 3.50%, due 2/2/09	10,000	µ
1,200	New York St. Thruway Au. Gen. Rev. (Floaters), Ser. 2006-1427, (FSA Insured), 0.95%, due 2/5/09	1,200	ñµy
725	New York St. Thruway Au. Svc. Contract Rev. (Local Hwy. & Bridge Svc. Contract Bonds), Ser. 2001, 5.00%, due 4/1/09	729
7,740	New York St. Urban Dev. Corp. Rev., Ser. 2003-163, (FGIC Insured), 0.52%, due 2/5/09	7,740	µcc
770	New York St. Urban Dev. Corp. Rev. (Putters), Ser. 2007-2283, (MBIA Insured), 0.98%, due 2/5/09	770	µs
5,000	Onondaga Co. IDA Civic Fac. Rev. (Crouse Hlth. Hosp.), Ser. 2007-A, (LOC: KeyBank), 1.30%, due 2/4/09	5,000	µß
6,245	Ontario Co. IDA Civic Fac. Rev. (F. F. Thompson Hosp.), Ser. 2003-B, (LOC: KeyBank), 0.90%, due 2/4/09	6,245	µß
2,865	Orange Co. IDA Civic Fac. Rev. (St. Luke's Cornwall Hosp. Proj.), Ser. 2006, (LOC: KeyBank), 1.30%, due 2/5/09	2,865	µß
4,375	Otsego Co. IDA Civic Fac. Rev. (Mary Imogene Bassett Hosp.), Ser. 2007-A, (LOC: KeyBank), 0.85%, due 2/5/09	4,375	µß
18,790	Port Au. New York & New Jersey (Floater), Ser. 2007-111TP, (CIFG Insured), 0.73%, due 2/5/09	18,790	µjj
500	Rensselaer Co. IDA Sr. Hsg. Rev. (Brunswick Sr. Hsg. Proj.), Ser. 1999-A, (LOC: Troy Savings Bank), 0.60%, due 2/2/09	500	µßpp
17,000	Sales Tax Asset Receivable Corp. (Floaters), Ser. 2008-2901, (LOC: Morgan Stanley), 0.70%, due 2/5/09	17,000	µ
2,800	Sales Tax Asset Receivable Corp. (Putters), Ser. 2004-599, (MBIA Insured), 0.98%, due 2/5/09	2,800	µs
530	St. Lawrence Co. IDA Civic Fac. Rev. (United Helper's Independent Living Corp.), Ser. 1998, (LOC: Fleet National Bank), 0.35%, due 2/4/09	530	µß
4,120	Triborough Bridge & Tunnel Au. Rev., Ser. 2005-A, (LOC: Dexia Credit Locale de France), 1.50%, due 2/4/09	4,120	µ
3,830	Triborough Bridge & Tunnel Au. Rev. (Muni. Sec. Trust Receipts), Ser. 2008-A, (FGIC Insured), 0.51%, due 2/5/09	3,830	µcc
7,940	Ulster Co. IDA Civic Fac. Rev. (Kingston Regional Senior Living Corp.), Ser. 2007-C, (LOC: Sovereign Bank), 0.35%, due 2/5/09	7,940	µßd
2,900	Utica IDA Civic Fac. Rev. (Utica College Proj.), Ser. 2005-A, (LOC: Citizens Bank), 0.68%, due 2/5/09	2,900	µß
13,350	Westchester Co. IDA Continuing Care Retirement (Kendal Hudson Proj.), Ser. 2007, (LOC: Sovereign Bank), 0.37%, due 2/5/09	13,350	µßu
14,967	Westchester Co. IDA Rev. (Floater), Ser. 2007-103G, (LOC: Goldman Sachs), 1.05%, due 2/5/09	14,967	µ
		463,215
Puerto Rico (5.3%)
700	Puerto Rico Commonwealth Hwy. & Trans. Au. Hwy. Rev. (Floaters), Ser. 2008-007, (FSA Insured), 3.77%, due 2/5/09	700	µp
3,795	Puerto Rico Commonwealth Hwy. & Trans. Au. Hwy. Rev. (Floaters), Ser. 2008-008, (FSA Insured), 3.77%, due 2/5/09	3,795	µp
1,000	Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev., Ser. 1998-A, (LOC: Scotia Bank), 0.85%, due 2/4/09	1,000	µ
20,685	Puerto Rico Elec. Pwr. Au. Pwr. Rev. (Floater), Ser. 2008-013, (FSA Insured), 3.77%, due 2/5/09	20,685	µp
		26,180
	Total Investments (99.4%)	489,395
	Cash, receivables and other assets, less liabilities (0.6%)	2,860
	Total Net Assets (100.0%)	$492,255

See Notes to Schedule of Investments

January 31, 2009 Schedule of Investments Neuberger Berman Short Duration Bond Fund (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (4.0%)
2,250	U.S. Treasury Notes, 4.75%, due 3/31/11 (Cost $2,365)	2,435
Mortgage-Backed Securities (66.9%)
Adjustable Alt-A Jumbo Balance (1.8%)
2,000	JP Morgan Alternative Loan Trust, Ser. 2006-A2, Class 3A1, 5.94%, due 2/2/09	1,099	µØØ
Adjustable Alt-A Mixed Balance (9.7%)
1,087	Bear Stearns ALT-A Trust, Ser. 2007-2, Class 2A1, 5.57%, due 2/2/09	578	µ
3,126	Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.47%, due 2/2/09	1,683	µØØ
1,818	First Horizon Alternative Mortgage Securities Trust, Ser. 2006-AA7, Class A1, 6.52%, due 2/2/09	934	µ
3,131	Nomura Asset Acceptance Corp., Ser. 2006-AR2, Class 2A2, 6.55%, due 2/2/09	1,619	µ
1,969	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 5.60%, due 2/2/09	1,101	µ
		5,915
Adjustable Alt-B Mixed Balance (1.0%)
1,067	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.89%, due 2/2/09	632	µ
Adjustable Conforming Balance (4.0%)
2,071	Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 5.38%, due 2/2/09	1,357	µ
1,886	IndyMac INDX Mortgage Loan Trust, Ser. 2005-AR23, Class 2A1, 5.43%, due 2/2/09	1,081	µ
		2,438
Adjustable Jumbo Balance (6.4%)
875	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.33%, due 2/2/09	530	µ
1,817	Banc of America Funding Corp., Ser. 2006-H, Class 2A3, 6.68%, due 2/2/09	1,075	µ
2,828	Harborview Mortgage Loan Trust, Ser. 2006-3, Class 1A1A, 6.34%, due 2/2/09	1,477	µØØ
1,500	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class 4A2, 4.99%, due 10/25/35	856	ØØ
		3,938
Adjustable Mixed Balance (13.0%)
1,982	Banc of America Funding Corp., Ser. 2005-H, Class 7A1, 5.66%, due 2/2/09	1,181	µ
940	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3, Class 1A1A, 5.22%, due 2/2/09	479	µ
1,701	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 4.79%, due 2/2/09	1,178	µØØ
2,269	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%, due 2/2/09	1,701	µ
2,027	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.60%, due 2/2/09	1,093	µ
275	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.20%, due 2/2/09	126	µ
2,250	WaMu Mortgage Pass-Through Certificates, Ser. 2004-AR9, Class A7, 4.14%, due 2/2/09	2,176	µØØ
		7,934
Commercial Mortgage-Backed (19.4%)
1,281	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C6, Class A1, 4.94%, due 12/15/40	1,273	ØØ
1,158	GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2, 4.97%, due 8/11/36	1,127
1,775	GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2, 4.85%, due 7/10/45	1,684
516	GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A1, 4.98%, due 11/10/45	503
2,200	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A1, 5.83%, due 2/2/09	2,190	µØØ
717	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2004-C2, Class A1, 4.28%, due 5/15/41	715	ØØ
2,568	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A1, 5.04%, due 12/15/44	2,561	ØØ
1,873	LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A1, 5.48%, due 3/15/32	1,840
		11,893
Mortgage-Backed Non-Agency (5.6%)
1,002	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	964	ñØØ
2,096	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	2,066	ñ
410	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	380	ñ
		3,410
Fannie Mae (1.9%)
1,052	Whole Loan, Ser. 2004-W8, Class PT, 10.41%, due 2/2/09	1,156	µ
Freddie Mac (4.0%)
11	ARM Certificates, 5.25%, due 2/2/09	11	µ
1,344	Pass-Through Certificates, 8.00%, due 11/1/26	1,424
953	Pass-Through Certificates, 8.50%, due 10/1/30	1,028
		2,463
Government National Mortgage Association (0.1%)
27	Pass-Through Certificates, 7.00%, due 4/15/11	28	ØØ
1	Pass-Through Certificates, 7.50%, due 10/15/09 – 8/15/10	1
11	Pass-Through Certificates, 12.00%, due 12/15/12 & 3/15/14	12
		41
	Total Mortgage-Backed Securities (Cost $56,256)	40,919
Corporate Debt Securities (9.1%)
Banks (1.6%)
1,000	Bank of America Corp., Senior Subordinated Unsecured Notes, 7.80%, due 2/15/10	1,009	ØØ
Diversified Financial Services (5.4%)
2,250	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 4.25%, due 9/13/10	2,254	ØØ
1,050	Morgan Stanley, Senior Unsecured Notes, 4.00%, due 1/15/10	1,035	ØØ
		3,289
Media (2.1%)
1,250	British Sky Broadcasting Group PLC, Guaranteed Senior Unsecured Notes, 8.20%, due 7/15/09	1,270	ØØ
	Total Corporate Debt Securities (Cost $5,557)	5,568
Asset-Backed Securities (13.5%)
1,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.52%, due 2/25/09	744	µØØ
400	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.54%, due 2/25/09	263	µØØ
400	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 0.54%, due 2/25/09	175	µ
827	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 0.57%, due 2/25/09	584	µ
850	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.65%, due 2/25/09	331	µ
1,000	Chase Issuance Trust, Ser. 2005-A9, Class A9, 0.35%, due 2/17/09	988	µØØ
641	Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2, 0.57%, due 2/25/09	518	µ
366	Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2, 0.57%, due 2/25/09	307	µ
644	Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2, 0.57%, due 2/25/09	518	µ
486	DaimlerChrysler Auto Trust, Ser. 2008-B, Class A2B, 1.35%, due 2/9/09	464	µ
485	Fieldstone Mortgage Investment Corp., Ser. 2006-2, Class 2A1, 0.48%, due 2/25/09	468	µØØ
433	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.48%, due 2/25/09	382	µ
413	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 1.68%, due 4/14/09	1	ñµ
687	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.62%, due 2/25/09	535	µ
350	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4, Class A2C, 0.55%, due 2/25/09	103	µ
1,100	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.56%, due 2/25/09	700	µØØ
1,281	Structured Asset Investment Loan Trust, Ser. 2006-3, Class A4, 0.48%, due 2/25/09	1,189	µØØ
	Total Asset-Backed Securities (Cost $11,026)	8,270
Repurchase Agreements (6.0%)
3,665	Repurchase Agreement with Fixed Income Clearing Corp., 0.01%, due 2/2/09, dated 1/30/09, Maturity Value $3,665,003 Collateralized by $3,720,000 Federal Home Loan Bank, 2.35%, due 3/19/2010 (Collateral Value $3,775,800) (Cost $3,665)	3,665	#
	Total Investments (99.5%) (Cost $78,869)	60,857	##
	Cash, receivables and other assets, less liabilities (0.5%)	318	¢¢
	Total Net Assets (100.0%)	$61,175

See Notes to Schedule of Investments

January 31, 2009 Schedule of Investments Neuberger Berman Strategic Income Fund (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (7.9%)
5	U.S Treasury Notes, 5.13%, due 5/15/16	6
200	U.S Treasury Notes, 6.25%, due 8/15/23	253
803	U.S. Treasury Inflation Index Notes, 2.38%, due 4/15/11 & 1/15/17	817
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $1,033)	1,076
Mortgage-Backed Securities (41.5%)
Adjustable Rate Mortgages (2.1%)
300	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.81%, due 2/2/09	173	µ
200	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.80%, due 2/2/09	120	µ
		293
Commercial Mortgage-Backed (4.5%)
250	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	158
250	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class ASB, 5.51%, due 12/12/44	205	ØØ
200	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	126
250	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4, 5.51%, due 4/15/47	129
		618
Fannie Mae (18.5%)
596	Pass-Through Certificates, 5.00%, due 8/1/33 – 5/1/37	607	ØØ
1,249	Pass-Through Certificates, 5.50%, due 7/1/33 – 6/1/38	1,281	ØØ
600	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	614	Ø
10	Pass-Through Certificates, 6.00%, due 9/1/33	11
5	Pass-Through Certificates, 6.50%, due 9/1/32	5
13	Pass-Through Certificates, 7.00%, due 7/1/29	14
3	Pass-Through Certificates, 7.50%, due 12/1/32	3
		2,535
Freddie Mac (16.3%)
14	Pass-Through Certificates, 4.50%, due 8/1/18	14
51	Pass-Through Certificates, 5.00%, due 5/1/18 & 8/1/33	52
1,950	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	1,995	Ø
84	Pass-Through Certificates, 5.50%, due 9/1/17 – 7/1/33	86
71	Pass-Through Certificates, 6.00%, due 4/1/17 – 12/1/33	74
4	Pass-Through Certificates, 6.50%, due 3/1/16	4
4	Pass-Through Certificates, 7.00%, due 6/1/32	5
		2,230
Government National Mortgage Association (0.1%)
6	Pass-Through Certificates, 6.50%, due 7/15/32	6
5	Pass-Through Certificates, 7.00%, due 8/15/32	5
		11
	Total Mortgage-Backed Securities (Cost $5,621)	5,687
Corporate Debt Securities (34.4%)
Bank (4.2%)
75	Bear Stearns Co., Inc., Senior Unsecured Notes, 7.25%, due 2/1/18	80
125	Goldman Sachs Group, Inc., 7.50%, due 2/15/19	124	Ø
65	HBOS PLC, Senior Subordinated Notes, 6.75%, due 5/21/18	57	ñØØ
50	JP Morgan Chase Capital XV, Guaranteed Notes, 5.88%, due 3/15/35	36
55	Merrill Lynch & Co., Medium-Term Notes, 6.88%, due 4/25/18	53	ØØ
75	Merrill Lynch & Co., Subordinated Notes, 6.11%, due 1/29/37	58	ØØ
60	Merrill Lynch & Co., Senior Unsecured Medium-Term Notes, Ser. C, 5.45%, due 2/5/13	57	ØØ
125	Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 6.63%, due 4/1/18	114	ØØ
		579
Finance (12.6%)
55	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	53	ØØ
784	CDX Highborder-style: none; border-width: medium; Yield, Secured Notes, Ser. 9-T1, 8.75%, due 12/29/12	654	ñ
642	CDX High Yield, Secured Notes, Ser. 10-T, 8.88%, due 6/29/13	530	ñ
105	Citigroup, Inc., Subordinated Notes, 5.00%, due 9/15/14	85
100	Citigroup, Inc., Senior Unsecured Notes, 5.50%, due 4/11/13	92	ØØ
60	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 6.88%, due 1/10/39	53
50	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 5.25%, due 10/19/12	50
25	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 5.88%, due 1/14/38	20	ØØ
155	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	118	ØØ
85	International Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	59
		1,714
Industrial (13.0%)
15	Alcoa, Inc., Senior Unsecured Notes, 6.00%, due 7/15/13	13	ØØ
60	Altria Group, Inc., Guaranteed Notes, 9.95%, due 11/10/38	64
35	Altria Group, Inc., Guaranteed Notes, 9.70%, due 11/10/18	38
100	Anheuser-Busch Inbev Worldwide, Inc., Guaranteed Notes, 7.75%, due 1/15/19	101	ñ
85	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	67
20	BAT International Finance PLC, Guaranteed Notes, 9.50%, due 11/15/18	22	ñ
25	British Sky Broadcasting Group PLC, Guaranteed Notes, 9.50%, due 11/15/18	25	ñ
30	Cameron International Corp., Senior Unsecured Notes, 6.38%, due 7/15/18	26	ØØ
55	Comcast Corp., Guaranteed Notes, 6.30%, due 11/15/17	55	ØØ
125	ConocoPhillips, Guaranteed Notes, 5.75%, due 2/1/19	125
40	Continental Airlines, Inc., Pass-Through Certificates, Ser.2007-1,Class A, 5.98%, due 4/19/22	31	ØØ
85	Cox Communications, Inc., Senior Unsecured Notes, 9.38%, due 1/15/19	91	ñ
70	DaimlerChrysler N.A. Holding Corp., Guaranteed Notes, 8.00%, due 6/15/10	70	ØØ
15	Delhaize Group, Senior Unsecured Notes, 5.88%, due 2/1/14	15
75	Delta Air Lines, Secured Pass-Through Certificates, Ser. 2000-1, Class A2, 7.57%, due 11/18/10	69
75	Devon Energy Corp., Senior Notes, 5.63%, due 1/15/14	76
50	Encana Corp., Senior Unsecured Notes, 6.63%, due 8/15/37	38
65	Enterprise Products Operating LLP, Guaranteed Notes, Series B, 5.60%, due 10/15/14	61
185	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	109	ñ
20	FedEx Corp., Senior Notes, 8.00%, due 1/15/19	21
35	Hess Corp., Senior Unsecured Notes, 8.13%, due 2/15/19	36
50	Ingersoll-Rand Global Holding Co. Ltd., Guaranteed Notes, 6.00%, due 8/15/13	49
35	Kinder Morgan, Inc., Senior Unsecured Notes, 5.95%, due 2/15/18	33	ØØ
65	Kraft Foods, Inc., Senior Unsecured Notes, 6.75%, due 2/19/14	70
20	Nabors Industries, Inc., Guaranteed Notes, 6.15%, due 2/15/18	16
75	NGPL Pipeco LLC, Senior Unsecured Notes, 6.51%, due 12/15/12	70	ñ
50	Northwest Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 7.03%, due 11/1/19	29	ØØ
15	Oneok Partners L.P., Guaranteed Notes, 6.85%, due 10/15/37	12	ØØ
20	Rio Tinto Finance (USA) Ltd., Guaranteed Notes, 7.13%, due 7/15/28	16	ØØ
40	Staples, Inc., Senior Unsecured Notes, 9.75%, due 1/15/14	43
35	Time Warner Cable, Inc., Guaranteed Notes, 8.75%, due 2/14/19	39
85	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	82	ØØ
80	Time Warner Cable, Inc., Guaranteed Notes, 6.75%, due 7/1/18	78	ØØ
35	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	33
67	XTO Energy, Inc., Senior Unsecured Notes, 6.75%, due 8/1/37	61	ØØ
		1,784
Telecommunications (3.3%)
75	AT&T Wireless Services, Inc., Senior Unsecured Notes, 7.88%, due 3/1/11	81
75	Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12	75
75	Verizon Communications, Inc., Senior Unsecured Notes, 8.75%, due 11/1/18	87
40	Verizon Communications, Inc., Senior Unsecured Notes, 8.95%, due 3/1/39	49
150	Verizon Wireless Capital LLC, Senior Unsecured Notes, 5.55%, due 2/1/14	149	ñ
15	Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.50%, due 11/15/18	17	ñ
		458
Utility - Electric (1.3%)
20	Dominion Resources, Inc., Senior Unsecured Notes, 7.00%, due 6/15/38	20	ØØ
40	Duke Energy Corp., Senior Unsecured Notes, 6.30%, due 2/1/14	41
20	Exelon Corp., Senior Unsecured Notes, 4.90%, due 6/15/15	17
50	Exelon Generation Co., LLC, Senior Unsecured Notes, 6.20%, due 10/1/17	47	ØØ
50	FirstEnergy Corp., Senior Unsecured Notes, Ser. B, 6.45%, due 11/15/11	50
		175
	Total Corporate Debt Securities (Cost $4,938)	4,710
Short-Term Investments (27.0%)
3,695,396	Neuberger Berman Prime Money Fund Trust Class (Cost $3,695)	3,695	@
	Total Investments (110.8%) (Cost $15,287)	15,168	##
	Liabilities, less cash, receivables and other assets [(10.8%)]	(1,479)
	Total Net Assets (100.0%)	$13,689

See Notes to Schedule of Investments

Notes to Schedule of Investments

†

Investments in debt securities by Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate”) (formerly, Neuberger Berman Municipal Securities Trust), Neuberger Berman Short Duration Bond Fund (“Short Duration”), and Neuberger Berman Strategic Income Fund (“Strategic Income”) are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Funds seek to obtain quotations from principal market makers. Investments in equity securities by each Fund are valued by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price where that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a secu rity on a particular day, the independent pricing service may value the security based on reported market quotations. For both debt and equity securities, if such quotations are not readily available, securities are valued using methods the Board of Trustees of Lehman Brothers Income Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of the Funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

††

Investment securities of Neuberger Berman California Tax-Free Money Fund (“California Tax-Free Money”), Neuberger Berman Municipal Money Fund (“Municipal Money”), Neuberger Berman New York Municipal Money Fund (“New York Municipal Money”), and Neuberger Berman Cash Reserves (“Cash Reserves”) are valued at amortized cost, which approximates U.S. federal income tax cost.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective November 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2009 (000’s omitted):

Neuberger Berman California Tax-Free Money Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	1,300
Level 3 – Significant Unobservable Inputs	-
Total	$1,300

Neuberger Berman Cash Reserves:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant Observable Inputs	1,132,659
Level 3 – Significant Unobservable Inputs	-
Total	$1,132,659

Neuberger Berman Core Bond Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant Observable Inputs	74,514
Level 3 – Significant Unobservable Inputs	978
Total	$75,492

The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value (000’s omitted):

Investments in Securities
Balance, as of 11/1/08	$1,163
Accrued discounts/premiums	-
Realized gain/loss and change in unrealized appreciation/depreciation	(149)
Net purchases/sales	(36)
Net transfers in and/or out of Level 3	-
Balance, as of 1/31/09	$978
Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	$(149)

Neuberger Berman High Income Bond Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$54
Level 2 - Other Significant Observable Inputs	221,954
Level 3 – Significant Unobservable Inputs	1,607
Total	$223,615

The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value (000’s omitted):

Investments in Securities
Balance, as of 11/1/08	$1,598
Accrued discounts/premiums	-
Realized gain/loss and change in unrealized appreciation/depreciation	81
Net purchases/sales	(72)
Net transfers in and/or out of Level 3	-
Balance, as of 1/31 /09	$1,607
Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	$111

Neuberger Berman Municipal Intermediate Bond Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant Observable Inputs	27,788
Level 3 – Significant Unobservable Inputs	-
Total	$27,788

Neuberger Berman Municipal Money Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	454,187
Level 3 – Significant Unobservable Inputs	-
Total	$454,187

Neuberger Berman New York Municipal Money Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	489,395
Level 3 – Significant Unobservable Inputs	-
Total	$489,395

Neuberger Berman Short Duration Bond Fund:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$-	$186
Level 2 - Other Significant Observable Inputs	60,856	-
Level 3 – Significant Unobservable Inputs	1	-
Total	$60,857	$186

The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value (000’s omitted):

Investments in Securities
Balance, as of 11/1/08	$7
Accrued discounts/premiums	-
Realized gain/loss and change in unrealized appreciation/depreciation	(5)
Net purchases/sales	(1)
Net transfers in and/or out of Level 3	-
Balance, as of 1/31 /09	$1
Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	$4

*** Other financial instruments include financial futures contracts.

Neuberger Berman Strategic Income Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	15,139
Level 3 – Significant Unobservable Inputs	29
Total	$15,168

The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value (000’s omitted):

Investments in Securities
Balance, as of 11/1/08	$30
Accrued discounts/premiums	-
Realized gain/loss and change in unrealized appreciation/depreciation	(1)
Net purchases/sales	-
Net transfers in and/or out of Level 3	-
Balance, as of 1/31 /09	$29
Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	$(1)

#	At cost, which approximates market value.

##	At January 31, 2009, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond	$86,306	$944	$11,758	$(10,814)
High Income	250,631	6,130	33,146	(27,016)
Municipal Intermediate	27,246	895	353	542
Short Duration	78,869	94	18,106	(18,012)
Strategic Income	15,289	212	333	(121)

@@

Municipal securities held by California Tax-Free Money, Municipal Money and New York Municipal Money are within the two highest rating categories assigned by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s Investors Service, Inc. or Standard & Poor’s or, where not rated, are determined by the Fund’s investment manager to be of comparable quality. Municipal securities held by Municipal Intermediate are within the four highest rating categories assigned by a NRSRO or, where not rated, are determined by the Fund’s investment manager to be of comparable quality. Approximately 100%, 97%, 67% and 98% of the municipal securities held by California Tax-Free Money, Municipal Money, Municipal Intermediate, and New York Municipal Money, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

@

Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management LLC and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime.

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At January 31, 2009, these securities amounted to approximately $615,606,000 or 54.4% of net assets for Cash Reserves, approximately $4,450,000 or 7.2 % of net assets for Core Bond, approximately $27,007,000 or 12.2% of net assets for High Income, approximately $39,970,000 or 8.7% of net assets for Municipal Money, approximately $23,535,000 or 4.8% of net assets for New York Municipal Money, approximately $3,411,000 or 5.6% of net assets for Short Duration, and approximately $1,825,000 or 13.3% of net assets for Strategic Income.

*	Security did not produce income during the last twelve months.

ß	Security is guaranteed by the corporate or non-profit obligor.

Ø

All or a portion of this security was purchased on a when-issued basis. At January 31, 2009, these securities amounted to $13,219,000 for Core Bond, $ 1,630,000 for High Income, $1,053,000 for Municipal Intermediate, and $2,733,000 for Strategic Income, respectively.

ØØØ

All or a portion of this security was purchased on a delayed delivery basis. As of January 31, 2009, High Income had unfunded loan commitments of approximately $11,144,000 pursuant to the following loan agreements:

Borrower	Principal Amount	Unfunded Commitment
Flextronics Int’l, Ltd., Term Loan A, 3.71%, due 10/1/14	$825,000	$530,000
Flextronics Int’l, Ltd., Term Loan B, 3.71%, due 10/1/12	2,275,000	1,456,000
Ford Motor Co., Term Loan B, 5.24%, due 12/16/13	3,000,000	1,074,000
General Motors Corp., Term Loan B, 3.84%, due 11/29/13	1,585,000	681,000
Goodyear Tire & Rubber Co., Second Lien Term Loan C, 2.89%, due 4/30/14	1,985,000	1,456,000
Intelsat Jackson Holdings, Ltd., Term Loan, 8.50%, due 2/1/14	3,685,000	2,727,000
Level 3 Communications, Inc., Term Loan B, 3.71%, due 3/13/14	2,240,000	1,628,000
Rental Services Corp., Second Lien Term Loan, 4.97%, due 11/30/13	35,000	21,000
Texas Competitive Electric Holdings Co. LLC, Term Loan B3, 3.39%, due 10/10/14	1,510,000	1,046,000
United Airlines, Inc., Term Loan B, 3.46%, due 2/1/14	1,000,000	525,000

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued purchase commitments and/or financial futures contracts and/or delayed delivery purchase commitments.

¢¢	At January 31, 2009, open positions in financial futures contracts for Short Duration were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation
March 2009	100 U.S. Treasury Notes, 2 Year	Long	$185,937

At January 31, 2009, Short Duration had deposited $772,829 in Fannie Mae Whole Loan, 10.41%, due 2/2/09, to cover margin requirements on open futures contracts.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2009.

**	Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

c	Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

d	Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

e	Security is subject to a guarantee provided by Landesbank Hessen-Thueringen Girozentrale, backing 100% of the total principal.

h	Security is subject to a guarantee provided by KeyBank, backing 100% of the total principal.

k	Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

m	Security is subject to a guarantee provided by Comerica Bank, backing 100% of the total principal.

o	Security is subject to a guarantee provided by Fifth Third Bank, backing 100% of the total principal.

p	Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

q	Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

s	Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

u	Security is subject to a guarantee provided by Natixis, backing 100% of the total principal.

y	Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

cc	Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

ee	Security is subject to a guarantee provided by Rabobank N.A., backing 100% of the total principal.

hh	Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

jj	Security is subject to a guarantee provided by Wells Fargo Bank & Trust Co., backing 100% of the total principal.

mm	Security is subject to a guarantee provided by Westdeutsche Landesbank Girozentrale, backing 100% of the total principal.

oo	Security is subject to a guarantee provided by California State Teachers Retirement System, backing 100% of the total principal.

pp	Security is subject to a guarantee provided by Federal Home Loan Bank, backing 100% of the total principal.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent financial statements.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Income Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:	March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:	March 31, 2009

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:	March 31, 2009